UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
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               (Exact name of registrant as specified in charter)


     200 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------
Date of reporting period:    7/31
                         --------------

AXP(R)
   Blue Chip
         Advantage
                Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Blue Chip Advantage Fund seeks to provide shareholders with a long-term total return exceeding that of the U.S. stock market.

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(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
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

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

Investments in Securities                   7

Financial Statements                       12

Notes to Financial Statements              15

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
       AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                                      Jim Johnson, CFA
Since                                                              1/98
Years in industry                                                    13

FUND OBJECTIVE

For investors seeking long term total return exceeding that of the U.S. stock market.

Inception dates
A: 3/5/90        B: 3/20/95      C: 6/26/00     Y: 3/20/95

Ticker symbols
A: IBLUX         B: IDBCX        C: AXACX       Y: IBCYX

Total net assets                                         $1.581 billion

Number of holdings                                                  218

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND  GROWTH
          X           LARGE
                      MEDIUM  SIZE
                      SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Financials 20.2%
Technology 18.3%
Health care 17.1%
Consumer discretionary 12.0%
Industrials 8.2%
Consumer staples 7.9%
Energy 5.4%
Telecommunications 3.7%
Utilities 2.7%
Cash & equivalents 2.4%
Materials 2.1%

TOP TEN HOLDINGS

Percentage of portfolio assets

Microsoft (Computer software & services)                              3.1%
Pfizer (Health care products)                                         2.9
Wal-Mart Stores (Retail -- general)                                   2.7
Citigroup (Finance companies)                                         2.6
General Electric (Multi-industry)                                     2.6
Exxon Mobil (Energy)                                                  2.5
Intl Business Machines
(Computer software & services)                                        1.9
Johnson & Johnson (Health care products)                              1.9
Bank of America (Banks and savings & loans)                           1.8
American Intl Group (Insurance)                                       1.8

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Fund holdings subject to change.

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3   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
            WITH PORTFOLIO MANAGEMENT

In January, Portfolio Manager Jim Johnson, CFA, marked the start of his fifth year managing AXP Blue Chip Advantage Fund. Below he discusses the Fund's performance and positioning as of July 31, 2003.

Q: How did AXP Blue Chip Advantage Fund perform for the first half of fiscal year 2003?

A: AXP Blue Chip Advantage Fund's Class A shares advanced 15.38% for the six months ended July 31, 2003, excluding sales charge. This outpaced the Fund's peer group as represented by the Lipper Large-Cap Core Funds Index, which advanced 14.90% for the same period. The Fund underperformed the S&P 500 Index, which gained 16.79% for the period. The Fund's conservative positioning relative to the S&P 500 was responsible for its underperformance of the benchmark, as the riskiest index stocks were the strongest during the period.

Q:   What factors had the most significant effect on performance?

A: At the beginning of our fiscal period, the outlook for stocks remained decidedly pessimistic. Continuing economic uncertainty, concerns about corporate earnings and escalating tensions in Iraq cast a shadow over investor sentiment. In mid-March, when it became clear that U.S.-led military action in Iraq was imminent, stocks began a rally that would continue through the end of our

(bar graph)

                PERFORMANCE COMPARISON
     For the six-month period ended July 31, 2003

 20%      (bar 1)   (bar 2)    (bar 3)
 15%      +15.38%   +16.79%    +14.90%
 10%
  5%
  0%

(bar 1) AXP Blue Chip Advantage Fund Class A (excluding sales charge) (bar 2) Standard & Poor's 500 Index(1) (unmanaged)
(bar 3) Lipper Large-Cap Core Funds Index(2)

(1) Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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4   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout language)> Despite the difficult environment, our stock selection was strong in a number of sectors. (end callout language)

     semiannual period. During much of this period, the leading performers were stocks of riskier companies, mid-size stocks and stocks whose prices had been severely depressed. In general, lower quality stocks performed better than higher quality stocks.

     The Fund's consumer cyclical positioning had a negative effect on its six-month results, primarily due to our industry selections within the sector. We were underweight in the leisure and entertainment group, particularly in AOL Time Warner, which performed well in the later part of the period. In addition, we were too overweighted in textile apparel, an industry that lagged during the market's rally.

AVERAGE ANNUAL TOTAL RETURNS

as of July 31, 2003

                            Class A                  Class B                   Class C                    Class Y
(Inception dates)          (3/5/90)                 (3/20/95)                 (6/26/00)                  (3/20/95)
                      NAV(1)       POP(2)     NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)      NAV(5)     POP(5)
6 months*            +15.38%       +8.74%    +15.03%       +10.03%     +14.88%       +13.88%        +15.62%    +15.62%
1 year                +7.71%       +1.53%     +7.01%        +3.01%      +6.86%        +6.86%         +8.09%     +8.09%
5 years               -3.59%       -4.73%     -4.32%        -4.47%        N/A           N/A          -3.43%     -3.43%
10 years              +7.83%       +7.19%       N/A           N/A         N/A           N/A            N/A        N/A
Since inception         N/A          N/A      +6.75%        +6.75%     -13.65%       -13.65%         +7.73%     +7.73%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

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5   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     Despite the difficult environment, our stock selection was strong in a number of sectors. Within the health care sector, positions in health care medical products and health care services performed particularly well. Boston Scientific, Coventry Health, Oxford Health and Humana were some of the portfolio's leading health care stocks. Our avoidance of HCA was advantageous as the stock declined during the period.

     The Fund also benefited from an overweight position in the technology sector, where standouts included EMC and Citrix Systems. Computer hardware, considered a higher return/higher risk segment of the technology sector, contributed to performance.

Q:   What changes did you make to the portfolio during the fiscal period?

A: At a sector and industry level there were few meaningful changes during the period. On an absolute basis, we did see an increase in our allocation to the technology sector and a decrease in our consumer staples position, but these shifts were driven more by stock performance than by sales or purchases we made. Relative to the S&P 500, we are still underweight in consumer staples and overweight in technology, as we were at the beginning of the period.

     Among individual stocks in the portfolio, there were more substantial changes. Among other adjustments, we dramatically reduced the Fund's relative weightings of Home Depot, Tenet Health Care and General Mills. We increased the Fund's positions in Electronic Arts and 3M.

Q:   How will you manage the Fund for the coming months?

A: Given the positive market performance year-to-date, it is likely investors may consider reducing their tolerance for risk. Such a shift may create an environment in which disciplined stock selection can have a more meaningful impact on performance. We expect to remain fully invested and plan to maintain the Fund's discipline of emphasizing stocks with attractive valuations, good growth dynamics and financial strength.

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6   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Blue Chip Advantage Fund
July 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                            Shares           Value(a)

Aerospace & defense (2.2%)
General Dynamics                                  95,500        $7,576,970
Goodrich                                         202,600         4,659,800
Lockheed Martin                                   38,500         2,015,090
Northrop Grumman                                  32,700         3,016,248
Precision Castparts                              173,700         5,601,825
Rockwell Collins                                 277,400         7,220,722
United Technologies                               70,500         5,303,715
Total                                                           35,394,370

Airlines (0.1%)
Southwest Airlines                               132,700         2,177,607

Automotive & related (0.9%)
Delphi                                           567,900         4,770,360
PACCAR                                           106,700         8,237,240
Snap-On                                           49,400         1,399,008
Total                                                           14,406,608

Banks and savings & loans (8.3%)
AmSouth Bancorporation                           133,000         2,882,110
Bank of America                                  354,100        29,238,037
Charter One Financial                            224,900         7,313,748
FleetBoston Financial                            234,600         7,293,714
Golden West Financial                             98,900         8,169,140
GreenPoint Financial                             181,400         9,117,164
KeyCorp                                          114,600         3,083,886
Natl City                                        223,100         7,351,145
Regions Financial                                109,000         3,934,900
U.S. Bancorp                                     491,100        12,041,772
Wachovia                                         217,500         9,502,575
Washington Mutual                                389,100        15,361,668
Wells Fargo                                      315,700        15,952,321
Total                                                          131,242,180

Beverages & tobacco (3.0%)
Altria Group                                     354,300        14,175,543
Coca-Cola                                        393,000        17,673,210
Constellation Brands                              92,100(b)      2,657,085
Fortune Brands                                    25,600         1,423,616
PepsiCo                                          263,500        12,139,445
Total                                                           48,068,899

Broker dealers (1.7%)
J.P. Morgan Chase                                410,600        14,391,530
Morgan Stanley                                   266,500        12,642,760
Total                                                           27,034,290

Building materials & construction (0.3%)
American Standard                                 65,400(b)      4,996,560

Cable (0.8%)
Comcast Cl A                                     395,500(b)     11,991,560

Cellular telecommunications (0.5%)
AT&T Wireless Services                           463,900(b)      3,957,067
Nextel Communications Cl A                       175,900(b)      3,211,934
Total                                                            7,169,001

Chemicals (1.0%)
Dow Chemical                                     198,300         6,999,990
Praxair                                           65,600         4,241,696
Sigma-Aldrich                                     80,600         4,591,782
Total                                                           15,833,468

Computer hardware (5.0%)
Cisco Systems                                  1,205,300(b)     23,527,456
Dell                                             509,500(b)     17,159,960
EMC                                              880,100(b)      9,364,264
Hewlett-Packard                                  522,900        11,069,793
Lexmark Intl Cl A                                 25,400(b)      1,629,918
SanDisk                                          145,400(b)      8,242,726
Storage Technology                               241,800(b)      6,441,552
Sun Microsystems                                 547,700(b)      2,048,398
Total                                                           79,484,067

Computer software & services (11.2%)
Affiliated Computer Services Cl A                 73,600(b)      3,646,880
BMC Software                                     270,000(b)      3,807,000
Citrix Systems                                   472,600(b)      8,577,690
Computer Sciences                                 90,200(b)      3,659,414
Comverse Technology                              203,500(b)      3,001,625
Convergys                                        118,900(b)      2,005,843
Electronic Arts                                  123,000(b)     10,332,000
First Data                                       149,100         5,630,016
Fiserv                                           293,000(b)     11,438,720
Intl Business Machines                           373,500(e)     30,346,875

See accompanying notes to investments in securities.

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7   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Computer software & services (cont.)
Macromedia                                       192,500(b)     $3,950,100
Microsoft                                      1,889,200        49,874,880
Oracle                                         1,631,500(b)     19,578,000
Siebel Systems                                   251,800(b)      2,361,884
SunGard Data Systems                             141,200(b)      3,705,088
Symantec                                         161,800(b)      7,567,386
VeriSign                                          92,900(b)      1,240,215
VERITAS Software                                 221,800(b)      6,831,440
Total                                                          177,555,056

Electronics (2.1%)
Altera                                           173,300(b)      3,334,292
Avnet                                            147,900(b)      2,129,760
Intel                                          1,135,100        28,320,745
Total                                                           33,784,797

Energy (5.3%)
Anadarko Petroleum                               137,700         6,031,260
Apache                                            68,900         4,269,044
Burlington Resources                             108,800         5,023,296
ChevronTexaco                                    201,100        14,501,321
ConocoPhillips                                   116,000         6,071,440
Exxon Mobil                                    1,113,400        39,614,772
Kerr-McGee                                        70,700         3,110,800
Newfield Exploration                              12,100(b)        437,173
Pogo Producing                                    82,500         3,489,750
Sunoco                                            20,000           740,000
Total                                                           83,288,856

Energy equipment & services (0.2%)
Transocean                                       126,700(b)      2,479,519

Finance companies (2.6%)
Citigroup                                        934,700        41,874,560

Financial services (2.7%)
Countrywide Financial                            147,500         9,854,475
Fannie Mae                                       224,400        14,370,576
Freddie Mac                                      210,300        10,273,155
MBNA                                             106,800         2,380,572
Radian Group                                     127,900         5,986,999
Total                                                           42,865,777

Food (1.2%)
ConAgra Foods                                    439,800         9,908,694
Dean Foods                                        27,450(b)        821,579
Heinz (HJ)                                        90,200         3,072,212
Sara Lee                                         298,400         5,577,096
Total                                                           19,379,581

Health care products (12.4%)
Abbott Laboratories                              267,800        10,511,150
Amgen                                            270,900(b)     18,849,222
Bard (CR)                                        107,600         7,377,056
Bausch & Lomb                                     75,100         3,174,477
Beckman Coulter                                   71,800         3,183,612
Becton, Dickinson & Co                           128,300         4,699,629
Biogen                                            27,700(b)      1,064,234
Boston Scientific                                148,600(b)      9,395,978
Chiron                                            34,100(b)      1,554,960
Genzyme-General Division                          38,700(b)      1,952,028
Guidant                                          254,800        12,031,656
Johnson & Johnson                                582,600        30,172,854
Lilly (Eli)                                      109,600         7,216,064
MedImmune                                         45,600(b)      1,787,064
Merck & Co                                       455,700        25,191,096
Pfizer                                         1,368,000        45,636,479
St. Jude Medical                                 171,100(b)      9,179,515
Wyeth                                             79,500         3,623,610
Total                                                          196,600,684

Health care services (4.8%)
Aetna                                            178,900        11,023,818
Anthem                                           139,900(b)     10,563,849
Cardinal Health                                  154,800         8,475,300
Coventry Health Care                             208,200(b)     11,215,734
Fisher Scientific Intl                            98,600(b)      3,727,080
Humana                                           199,400(b)      3,493,488
Oxford Health Plans                              239,800(b)     10,239,460
Universal Health Services Cl B                   135,100(b)      6,923,875
WellPoint Health Networks                        127,800(b)     10,690,470
Total                                                           76,353,074

Home building (0.2%)
KB HOME                                           47,800         2,705,958

Household products (2.7%)
Energizer Holdings                               286,800(b)      9,822,900
Gillette                                         417,200        12,833,072
Procter & Gamble                                 221,500        19,463,205
Total                                                           42,119,177

Industrial transportation (1.1%)
Burlington Northern Santa Fe                     279,400         7,700,264
United Parcel Service Cl B                       141,600         8,932,128
Total                                                           16,632,392

See accompanying notes to investments in securities.

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8   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Insurance (4.7%)
Allstate                                         161,800        $6,153,254
American Intl Group                              446,800        28,684,560
Fidelity Natl Financial                          296,000         8,492,240
John Hancock Financial Services                  120,200         3,924,530
Lincoln Natl                                      68,600         2,561,524
Marsh & McLennan                                  92,000         4,565,040
MetLife                                          115,500         3,201,660
Principal Financial Group                         67,300         2,193,980
Prudential Financial                             164,200         5,842,236
Travelers Property Casualty Cl B                 194,000         3,131,160
UnumProvident                                    365,600         4,964,848
Total                                                           73,715,032

Leisure time & entertainment (1.6%)
AOL Time Warner                                  442,400(b)      6,826,232
Mattel                                           412,800         8,020,704
Viacom Cl B                                      239,900(b)     10,440,448
Total                                                           25,287,384

Machinery (0.4%)
Ingersoll-Rand Cl A                              110,800(c)      6,009,792

Media (1.6%)
Amazon.com                                        77,900(b)      3,249,988
Fox Entertainment Group Cl A                     104,500(b)      3,163,215
Interpublic Group of Companies                   213,900         2,951,820
McGraw-Hill Companies                            179,600        10,916,088
Yahoo!                                           176,000(b)      5,478,880
Total                                                           25,759,991

Multi-industry (4.5%)
3M                                                75,000        10,515,000
Apollo Group Cl A                                 54,300(b)      3,516,468
Cooper Inds Cl A                                 143,300         6,352,489
Emerson Electric                                  85,100         4,569,870
General Electric                               1,442,500        41,024,700
Pentair                                          117,200         4,729,020
Total                                                           70,707,547

Paper & packaging (0.6%)
Pactiv                                           105,600(b)      2,085,600
Rayonier                                          48,450         1,687,514
Sealed Air                                       122,600(b)      5,851,698
Total                                                            9,624,812

Precious metals (0.2%)
Newmont Mining                                    68,800         2,483,680

Real estate investment trust (0.3%)
Equity Office Properties Trust                    70,500         1,955,670
Equity Residential                                46,400         1,294,560
Simon Property Group                              31,600         1,338,260
Total                                                            4,588,490

Restaurants (0.2%)
Starbucks                                        127,100(b)      3,473,643

Retail -- drugstores (0.3%)
CVS                                              138,100         4,141,619

Retail -- general (6.0%)
Abercrombie & Fitch                               75,700(b)      2,429,213
AutoZone                                          63,500(b)      5,287,010
Gap                                              257,800         4,637,822
Home Depot                                       324,000        10,108,800
Limited Brands                                   237,300         3,965,283
Lowe's Companies                                 205,200         9,759,312
Penney (JC)                                      148,400         2,757,272
Staples                                          452,800(b)      9,119,392
TJX Companies                                    193,500         3,763,575
Wal-Mart Stores                                  756,100        42,273,551
Total                                                           94,101,230

Retail -- grocery (0.7%)
Kroger                                           578,700(b)      9,808,965
Winn-Dixie Stores                                148,900         1,706,394
Total                                                           11,515,359

Telecom equipment & services (0.2%)
Corning                                          206,700(b)      1,682,538
JDS Uniphase                                     244,000(b)        734,440
Lucent Technologies                              710,700(b)      1,250,832
Total                                                            3,667,810

Textiles & apparel (0.8%)
Jones Apparel Group                              270,400(b)      7,828,080
Liz Claiborne                                    146,400         5,040,552
Total                                                           12,868,632

Utilities -- electric (2.3%)
AES                                               93,100(b)        585,599
Ameren                                            32,800         1,369,728
American Electric Power                           75,600         2,121,336
Calpine                                           64,600(b)        368,866
CenterPoint Energy                                52,100           420,447
Cinergy                                           35,500         1,207,710
Consolidated Edison                               42,400         1,683,704

See accompanying notes to investments in securities.

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9   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Issuer                                            Shares           Value(a)

Utilities -- electric (cont.)
Dominion Resources                                56,500        $3,395,650
DTE Energy                                        34,500         1,231,995
Duke Energy                                      166,500         2,922,075
Entergy                                           42,900         2,209,779
Exelon                                            59,500         3,419,465
FirstEnergy                                       57,900         1,996,971
FPL Group                                         35,100         2,164,617
Mirant                                            69,300(b)         14,207
PG&E                                              84,200(b)      1,806,090
PPL                                               34,300         1,357,937
Progress Energy                                   46,100         1,878,114
Public Service Enterprise Group                   44,100         1,797,075
Southern Co                                      130,300         3,705,732
TXU                                               66,800         1,347,356
Total                                                           37,004,453

Utilities -- natural gas (0.4%)
Dynegy Cl A                                       63,600(b)        201,612
El Paso                                          102,600           722,304
KeySpan                                           26,800           904,500
Kinder Morgan                                     20,900         1,118,150
Nicor                                              7,500           272,100
NiSource                                          42,600           822,180
Peoples Energy                                     6,100           250,039
Sempra Energy                                     35,300           982,399
Williams Companies                                88,500           561,975
Total                                                            5,835,259

Utilities -- telephone (3.1%)
ALLTEL                                            53,300         2,493,907
AT&T                                             132,000         2,806,320
BellSouth                                        318,700         8,117,289
CenturyTel                                        24,400           836,676
Citizens Communications                           48,300(b)        572,355
Qwest Communications Intl                        290,500(b)      1,159,095
SBC Communications                               568,600        13,282,496
Sprint (FON Group)                               153,200         2,163,184
Sprint (PCS Group)                               171,000(b)      1,051,650
Verizon Communications                           468,500        16,331,910
Total                                                           48,814,882

Total common stocks
(Cost: $1,572,668,562)                                      $1,553,037,656

Short-term securities (2.4%)
Issuer                Annualized                  Amount          Value(a)
                     yield on date              payable at
                      of purchase                maturity

U.S. government agency (0.6%)
Federal Home Loan Bank Disc Nt
  09-26-03                1.02%              $10,000,000        $9,983,320

Commercial paper (1.8%)
Abbey Natl North America
  08-01-03                1.11                10,300,000(d)     10,299,682
CAFCO
  08-25-03                1.03                 5,000,000(d)      4,996,424
Charta
  08-22-03                1.03                 5,000,000(d)      4,996,853
HBOS Treasury Services
  09-18-03                1.03                 8,000,000         7,988,711
Total                                                           28,281,670

Total short-term securities
(Cost: $38,266,709)                                            $38,264,990

Total investments in securities
(Cost: $1,610,935,271)(f)                                   $1,591,302,646

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2003, the value of foreign securities represented 0.4% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

     Type of security                                            Contracts
     Purchase contracts
     E-Mini S&P 500 Index, Sept. 2003                               65

(f) At July 31, 2003, the cost of securities for federal income tax purposes was approximately $1,610,935,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                             $ 148,377,000
     Unrealized depreciation                              (168,009,000)
                                                          ------------
     Net unrealized depreciation                         $ (19,632,000)
                                                         -------------

--------------------------------------------------------------------------------
11   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Blue Chip Advantage Fund

July 31, 2003
(Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,610,935,271)                                                                 $ 1,591,302,646
Capital shares receivable                                                                                    13,982
Dividends and accrued interest receivable                                                                 1,873,309
Receivable for investment securities sold                                                                    43,875
                                                                                                             ------
Total assets                                                                                          1,593,233,812
                                                                                                      -------------
Liabilities
Disbursements in excess of cash on demand deposit                                                           259,515
Capital shares payable                                                                                       96,623
Payable upon return of securities loaned (Note 5)                                                        11,483,400
Accrued investment management services fee                                                                   20,799
Accrued distribution fee                                                                                     21,409
Accrued service fee                                                                                             343
Accrued transfer agency fee                                                                                   8,713
Accrued administrative services fee                                                                           1,210
Other accrued expenses                                                                                      143,317
                                                                                                            -------
Total liabilities                                                                                        12,035,329
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                  $ 1,581,198,483
                                                                                                    ===============
Represented by
Capital stock -- $.01 par value (Note 1)                                                            $     2,301,816
Additional paid-in capital                                                                            2,741,438,886
Undistributed net investment income                                                                         277,340
Accumulated net realized gain (loss) (Note 9)                                                        (1,142,999,728)
Unrealized appreciation (depreciation) on investments (Note 6)                                          (19,819,831)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                            $ 1,581,198,483
                                                                                                    ===============
Net assets applicable to outstanding shares:                  Class A                               $   900,916,101
                                                              Class B                               $   550,646,860
                                                              Class C                               $     4,354,767
                                                              Class Y                               $   125,280,755
Net asset value per share of outstanding capital stock:       Class A shares      129,936,973       $          6.93
                                                              Class B shares       81,567,149       $          6.75
                                                              Class C shares          646,903       $          6.73
                                                              Class Y shares       18,030,537       $          6.95
                                                                                   ----------       ---------------
*Including securities on loan, at value (Note 5)                                                    $    10,341,905
                                                                                                    ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Blue Chip Advantage Fund

Six months ended July 31, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                       $ 13,032,767
Interest                                                                             193,271
Fee income from securities lending (Note 5)                                           10,420
                                                                                      ------
Total income                                                                      13,236,458
                                                                                  ----------
Expenses (Note 2):
Investment management services fee                                                 3,364,992
Distribution fee
   Class A                                                                         1,059,283
   Class B                                                                         2,767,924
   Class C                                                                            20,256
Transfer agency fee                                                                1,855,901
Incremental transfer agency fee
   Class A                                                                           110,929
   Class B                                                                           121,388
   Class C                                                                             1,155
Service fee -- Class Y                                                                62,095
Administrative services fees and expenses                                            230,964
Compensation of board members                                                          7,150
Custodian fees                                                                        52,916
Printing and postage                                                                 274,912
Registration fees                                                                     30,319
Audit fees                                                                            13,250
Other                                                                                 18,803
                                                                                      ------
Total expenses                                                                     9,992,237
   Earnings credits on cash balances (Note 2)                                        (13,421)
                                                                                     -------
Total net expenses                                                                 9,978,816
                                                                                   ---------
Investment income (loss) -- net                                                    3,257,642
                                                                                   ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                (88,749,864)
   Futures contracts                                                               2,796,447
   Options contracts written (Note 7)                                                616,032
                                                                                     -------
Net realized gain (loss) on investments                                          (85,337,385)
Net change in unrealized appreciation (depreciation) on investments              299,214,263
                                                                                 -----------
Net gain (loss) on investments                                                   213,876,878
                                                                                 -----------
Net increase (decrease) in net assets resulting from operations                 $217,134,520
                                                                                ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Blue Chip Advantage Fund
                                                                              July 31, 2003            Jan. 31, 2003
                                                                            Six months ended            Year ended
                                                                               (Unaudited)
Operations and distributions
Investment income (loss) -- net                                           $    3,257,642            $     7,276,521
Net realized gain (loss) on investments                                      (85,337,385)              (324,321,708)
Net change in unrealized appreciation (depreciation) on investments          299,214,263               (288,292,776)
                                                                             -----------               ------------
Net increase (decrease) in net assets resulting from operations              217,134,520               (605,337,963)
                                                                             -----------               ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                  (3,399,567)                (5,062,662)
     Class B                                                                    (171,406)                        --
     Class C                                                                      (1,158)                        --
     Class Y                                                                    (630,696)                (1,215,387)
                                                                                --------                 ----------
Total distributions                                                           (4,202,827)                (6,278,049)
                                                                              ----------                 ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                    54,729,021                182,752,085
   Class B shares                                                             14,833,730                 47,803,193
   Class C shares                                                                373,515                  1,661,370
   Class Y shares                                                             19,574,160                 58,125,349
Reinvestment of distributions at net asset value
   Class A shares                                                              3,313,684                  4,932,119
   Class B shares                                                                168,920                         --
   Class C shares                                                                  1,121                         --
   Class Y shares                                                                630,696                  1,215,387
Payments for redemptions
   Class A shares                                                           (126,090,594)              (541,090,333)
   Class B shares (Note 2)                                                  (109,941,365)              (301,061,281)
   Class C shares (Note 2)                                                      (628,679)                (1,655,252)
   Class Y shares                                                            (36,544,197)              (169,455,492)
                                                                             -----------               ------------
Increase (decrease) in net assets from capital share transactions           (179,579,988)              (716,772,855)
                                                                            ------------               ------------
Total increase (decrease) in net assets                                       33,351,705             (1,328,388,867)
Net assets at beginning of period                                          1,547,846,778              2,876,235,645
                                                                           -------------              -------------
Net assets at end of period                                               $1,581,198,483            $ 1,547,846,778
                                                                          ==============            ===============
Undistributed net investment income                                       $      277,340            $     1,222,525
                                                                          --------------            ---------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Blue Chip Advantage Fund

(Unaudited as to July 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. Under normal market conditions, at least 80% of the Fund's net assets are invested in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their respective industries.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
15   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write call options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option and the cost of a security for a purchased call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy financial futures contracts and also may buy call options on these futures contracts. Risks of entering into futures contracts include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

--------------------------------------------------------------------------------
16   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.54% to 0.35% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of the Fund to the Lipper Large-Cap Core Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $309,297 for the six months ended July 31, 2003.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o    Class A $19.50

o    Class B $20.50

o    Class C $20.00

o    Class Y $17.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B, $19.50 for Class C and $17 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

--------------------------------------------------------------------------------
17   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $549,124 for Class A, $257,995 for Class B and $1,005 for Class C for the six months ended July 31, 2003.

During the six months ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $13,421 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $483,664,441 and $666,715,235, respectively, for the six months ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

Brokerage clearing fees paid to brokers affiliated with AEFC were $21,000 for the six months ended July 31, 2003.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Six months ended July 31, 2003
                                             Class A           Class B          Class C           Class Y
Sold                                        8,179,088         2,389,508           60,100         3,039,427
Issued for reinvested distributions           503,657            26,946              178            95,672
Redeemed                                  (19,960,346)      (17,479,201)        (104,036)       (5,704,209)
                                          -----------       -----------         --------        ----------
Net increase (decrease)                   (11,277,601)      (15,062,747)         (43,758)       (2,569,110)
                                          -----------       -----------          -------        ----------

                                                                 Year ended Jan. 31, 2003
                                             Class A           Class B          Class C           Class Y
Sold                                       24,860,224         7,033,264          245,508         8,374,682
Issued for reinvested distributions           732,455                --               --           178,866
Redeemed                                  (77,333,074)      (45,318,877)        (249,971)      (24,560,966)
                                          -----------       -----------         --------       -----------
Net increase (decrease)                   (51,740,395)      (38,285,613)          (4,463)      (16,007,418)
                                          -----------       -----------           ------       -----------

5. LENDING OF SECURITIES

As of July 31, 2003, securities valued at $10,341,905 were on loan to brokers. For collateral, the Fund received $11,483,400 in cash. Income from securities lending amounted to $10,420 for the six months ended July 31, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. STOCK INDEX FUTURES CONTRACTS

As of July 31, 2003, investments in securities included securities valued at $3,250,000 that were pledged as collateral to cover initial margin deposits on 65 open purchase contracts. The notional market value of the open purchase contracts as of July 31, 2003 was $16,076,125 with a net unrealized loss of $187,206. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
18   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                           Six months ended July 31, 2003
                                                        Calls
                                             Contracts        Premiums
Balance Jan. 31, 2003                              --       $        --
Opened                                         22,743         1,389,325
Closed                                        (22,743)       (1,389,325)
                                              -------        ----------
Balance July 31, 2003                              --       $        --
                                              -------        ----------

See "Summary of significant accounting policies."

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2003.

9. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $1,038,694,670 as of Jan. 31, 2003, that will expire in 2010 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
19   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(g)     2003      2002      2001     2000
Net asset value, beginning of period                                       $6.03       $ 7.94    $ 9.92   $11.80   $11.88
Income from investment operations:
Net investment income (loss)                                                 .02          .04       .03      .05      .03
Net gains (losses) (both realized and unrealized)                            .91        (1.92)    (1.95)    (.76)    1.11
Total from investment operations                                             .93        (1.88)    (1.92)    (.71)    1.14
Less distributions:
Dividends from net investment income                                        (.03)        (.03)     (.04)    (.04)    (.03)
Distributions from realized gains                                             --           --      (.02)   (1.13)   (1.19)
Total distributions                                                         (.03)        (.03)     (.06)   (1.17)   (1.22)
Net asset value, end of period                                             $6.93       $ 6.03    $ 7.94   $ 9.92   $11.80

Ratios/supplemental data
Net assets, end of period (in millions)                                     $901         $852    $1,533   $2,247   $2,455
Ratio of expenses to average daily net assets(c)                           1.04%(d)     1.00%      .89%     .85%     .83%
Ratio of net investment income (loss) to average daily net assets           .69%(d)      .61%      .54%     .50%     .40%
Portfolio turnover rate (excluding short-term securities)                    32%         104%      135%     140%      81%
Total return(e)                                                           15.38%(f)   (23.70%)  (19.38%)  (5.34%)   9.30%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
20   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(g)      2003      2002     2001     2000
Net asset value, beginning of period                                       $5.87       $ 7.76    $ 9.72   $11.63   $11.79
Income from investment operations:
Net investment income (loss)                                                  --           --        --       --       --
Net gains (losses) (both realized and unrealized)                            .88        (1.89)    (1.94)    (.78)    1.03
Total from investment operations                                             .88        (1.89)    (1.94)    (.78)    1.03
Less distributions:
Dividends from net investment income                                          --           --        --       --       --
Distributions from realized gains                                             --           --      (.02)   (1.13)   (1.19)
Total distributions                                                           --           --      (.02)   (1.13)   (1.19)
Net asset value, end of period                                             $6.75       $ 5.87    $ 7.76   $ 9.72   $11.63

Ratios/supplemental data
Net assets, end of period (in millions)                                     $551         $568    $1,047   $1,530   $1,588
Ratio of expenses to average daily net assets(c)                           1.81%(d)     1.77%     1.65%    1.60%    1.59%
Ratio of net investment income (loss) to average daily net assets          (.07%)(d)    (.16%)    (.22%)   (.25%)   (.36%)
Portfolio turnover rate (excluding short-term securities)                    32%         104%      135%     140%      81%
Total return(e)                                                           15.03%(f)   (24.36%)  (19.98%)  (6.01%)   8.45%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(g)      2003      2002    2001(b)
Net asset value, beginning of period                                       $5.86       $ 7.74    $ 9.70   $11.99
Income from investment operations:
Net investment income (loss)                                                  --           --        --      .03
Net gains (losses) (both realized and unrealized)                            .87        (1.88)    (1.94)   (1.16)
Total from investment operations                                             .87        (1.88)    (1.94)   (1.13)
Less distributions:
Dividends from net investment income                                          --           --        --     (.03)
Distributions from realized gains                                             --           --      (.02)   (1.13)
Total distributions                                                           --           --      (.02)   (1.16)
Net asset value, end of period                                             $6.73       $ 5.86    $ 7.74   $ 9.70

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4           $4        $5       $4
Ratio of expenses to average daily net assets(c)                           1.82%(d)     1.79%     1.67%    1.60%(d)
Ratio of net investment income (loss) to average daily net assets          (.09%)(d)    (.16%)    (.26%)    .04%(d)
Portfolio turnover rate (excluding short-term securities)                    32%         104%      135%     140%
Total return(e)                                                           14.88%(f)   (24.29%)  (19.98%)  (8.79%)(f)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
22   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(g)      2003      2002     2001     2000
Net asset value, beginning of period                                       $6.04       $ 7.96    $ 9.94   $11.81   $11.89
Income from investment operations:
Net investment income (loss)                                                 .02          .05       .04      .06      .04
Net gains (losses) (both realized and unrealized)                            .92        (1.93)    (1.95)    (.75)    1.11
Total from investment operations                                             .94        (1.88)    (1.91)    (.69)    1.15
Less distributions:
Dividends from net investment income                                        (.03)        (.04)     (.05)    (.05)    (.04)
Distributions from realized gains                                             --           --      (.02)   (1.13)   (1.19)
Total distributions                                                         (.03)        (.04)     (.07)   (1.18)   (1.23)
Net asset value, end of period                                             $6.95       $ 6.04    $ 7.96   $ 9.94   $11.81

Ratios/supplemental data
Net assets, end of period (in millions)                                     $125         $124      $291     $362     $369
Ratio of expenses to average daily net assets(c)                            .87%(d)      .82%      .72%     .68%     .69%
Ratio of net investment income (loss) to average daily net assets           .87%(d)      .76%      .70%     .67%     .54%
Portfolio turnover rate (excluding short-term securities)                    32%         104%      135%     140%      81%
Total return(e)                                                           15.62%(f)   (23.63%)  (19.23%)  (5.16%)   9.44%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended July 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
23   --   AXP BLUE CHIP ADVANTAGE FUND   --   2003 SEMIANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's next published Statement of Additional Information (SAI) which will be available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   S&P 500 Index
            Fund

AXP(R)
   Mid Cap Index
            Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   July 31, 2003

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                5

Investments in Securities                  10

Financial Statements                       24

Notes to Financial Statements              27

--------------------------------------------------------------------------------
2   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF JULY 31, 2003

AXP S&P 500 Index Fund

PORTFOLIO MANAGER

Portfolio manager                                          David Factor
Since                                                              9/01
Years in industry                                                     6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates
D: 10/25/99     E: 10/25/99

Ticker symbols
D: ADIDX        E: ADIEX

Total net assets                                         $409.1 million

Number of holdings                                                  513

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
          X           LARGE
          X           MEDIUM  SIZE
                      SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Financials 20.7%
Technology 15.6%
Health care 14.1%
Consumer discretionary 14.0%
Industrials 9.6%
Consumer staples 8.6%
Energy 5.5%
Telecommunications 4.5%
Materials 3.0%
Utilities 2.7%
Short-term securities 1.7%

TOP TEN HOLDINGS

Percentage of portfolio assets

General Electric (Multi-industry)                                     3.1%
Microsoft (Computer software & services)                              3.0
Pfizer (Health care products)                                         2.8
Wal-Mart Stores (Retail -- general)                                   2.6
Exxon Mobil (Energy)                                                  2.6
Citigroup (Finance companies)                                         2.5
American Intl Group (Insurance)                                       1.8
Intel (Electronics)                                                   1.8
Johnson & Johnson (Health care products)                              1.7
Intl Business Machines
(Computer software & services)                                        1.5

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

"Standard & Poor's"(R) and "S&P" 500(R) are trademarks of McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensors make no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Fund Snapshot
        AS OF JULY 31, 2003

AXP Mid Cap Index Fund

PORTFOLIO MANAGER

Portfolio manager                                          David Factor
Since                                                              9/01
Years in industry                                                     6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates

D: 10/25/99     E: 10/25/99

Ticker symbols

D: AMIDX        E: --

Total net assets                                          $37.3 million

Number of holdings                                                  401

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
                      LARGE
          X           MEDIUM  SIZE
                      SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Financials 18.6%
Consumer discretionary 18.2%
Health care 14.2%
Technology 13.7%
Industrials 11.8%
Utilities 6.6%
Energy 6.0%
Consumer staples 3.9%
Materials 3.8%
Telecommunications 1.4%
Other 1.8%

TOP TEN HOLDINGS

Percentage of portfolio assets

S&P Mid-Cap 400 Depositary Receipts
(Indexes)                                                             1.8%
Gilead Sciences (Health care products)                                1.6
M&T Bank (Banks and savings & loans)                                  1.3
Affiliated Computer Services Cl A
(Computer software & services)                                        0.8
Washington Post Cl B (Media)                                          0.8
Mylan Laboratories (Health care products)                             0.7
Microchip Technology (Electronics)                                    0.6
IDEC Pharmaceuticals (Health care products)                           0.6
Sovereign Bancorp (Banks and savings & loans)                         0.6
Express Scripts Cl A (Health care services)                           0.6

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Stocks of medium-sized companies may be subject to more abrupt or erratic price movements than stocks of larger companies.

"Standard & Poor's"(R) and "S&P" 400(R) are trademarks of McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Advisors Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensor") and the Licensors make no representations regarding the advisability of investing in the Fund.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
4   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

                           WITH PORTFOLIO MANAGEMENT

AXP S&P 500 Index Fund

Q: How did AXP S&P 500 Index Fund perform for the six-month period ended July 31, 2003?

A: AXP S&P 500 Index Fund, Class D shares, gained 16.31% after expenses, for the six months ended July 31, 2003. This was in line with the S&P 500 Index, which increased 16.79% for the period. The Lipper S&P 500 Funds Index, representing the Fund's peer group, rose 16.61% over the same time frame.

AXP Mid Cap Index Fund

Q: How did AXP Mid Cap Index Fund perform for the six-month period ended July 31, 2003?

A: AXP Mid Cap Index Fund (Class D shares) gained 19.61% after expenses, for the six months ended July 31, 2003. This was in line with the S&P MidCap 400 Index, which increased 19.91% for the period. Results were slightly less than the Lipper Mid-Cap Core Funds Index, representing the Fund's peer group, which rose 20.02%, over the same time frame.

Q: What factors most significantly affected the Funds' performance during the semiannual period?

A: In a welcome turnabout from the past three years, major equity indices advanced by double-digit levels for the six months ended July 31, 2003, aided by

(bar graph)

                PERFORMANCE COMPARISON
   For the six-month period ended July 31, 2003

 20%      +16.31%       +16.79%       +16.61%
 15%      (bar 1)       (bar 2)       (bar 3)
 10%
  5%
  0%

(bar 1) AXP S&P 500 Index Fund Class D
(bar 2) S&P 500 Index(1) (unmanaged)
(bar 3) Lipper S&P 500 Funds Index(2)

(1) S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) Lipper S&P 500 Funds Index is published by Lipper Inc. The index includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
5   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote) > For the six months, sector performance within the S&P 500 Index and the S&P MidCap 400 Index was positive across the board.(end callout quote)

AVERAGE ANNUAL TOTAL RETURNS

as of July 31, 2003

AXP S&P 500 Index Fund
                                            Class D             Class E
(Inception dates)                         (10/25/99)          (10/25/99)
                                              NAV                 NAV
6 months*                                  +16.31%              +16.57%
1 year                                      +9.70%              +10.14%
Since inception                             -6.22%               -5.95%

AXP Mid Cap Index Fund
                                            Class D             Class E
(Inception dates)                         (10/25/99)          (10/25/99)
                                              NAV                 NAV
6 months*                                  +19.61%              +19.57%
1 year                                     +13.05%              +13.28%
Since inception                             +7.55%               +7.79%

* Not annualized.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in fees. Short-term performance may be higher or lower than the figures shown. Visit americanexpress.com for current information.

--------------------------------------------------------------------------------
6   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

     improved corporate earnings, stronger economic growth, and renewed investor optimism. Mid-cap stocks outperformed large-cap stocks, often an indicator of further economic expansion ahead.

     As the first fiscal quarter began in February 2003, the equity markets were in the midst of a sustained decline, as fears surrounding the likely war with Iraq heightened and economic activity slowed. By the beginning of March, the market rallied amid prospects of military victory. Economic and political conditions continued to improve over the next several months, leading investors to favor equities. July was the fifth consecutive month of stock market gains.

     For the six months, sector performance within the S&P 500 Index and the S&P MidCap 400 Index was positive across the board. Information technology and consumer discretionary were the best performing sectors in both indices. Retailers within the consumer discretionary sector performed particularly well. Within the S&P 500 Index, energy, telecommunications services and consumer staples were the worst performing sectors for the semiannual period. In fact, the food and drug industry within consumer staples was the only industry within the S&P 500 Index to produce negative semiannual returns. Within the S&P MidCap 400

(bar graph)

             PERFORMANCE COMPARISON
   For the six-month period ended July 31, 2003

 25%
 20%      +19.61%       +19.91%       +20.02%
 15%      (bar 1)       (bar 2)       (bar 3)
 10%
  5%
  0%

(bar 1) AXP Mid Cap Index Fund Class D
(bar 2) S&P MidCap 400 Index(1) (unmanaged)
(bar 3) Lipper Mid-Cap Core Funds Index(2)

(1) S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) Lipper Mid-Cap Core Funds Index is published by Lipper Inc. The index includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The performance of Class E may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
7   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

     Index, energy and media were the worst performing sectors for the semiannual period. The financials sector continued to be the largest weight within both indices through the period.

     Taking both total returns and weightings into account, the individual stocks contributing most to S&P 500 Index performance were Intel, Citigroup, General Electric, Cisco and Wal-Mart. The companies whose stocks had the greatest negative impact on the Index, taking both weightings and total returns into account, were Coca Cola Enterprises, HCA Inc., Johnson & Johnson, Freddie Mac and Verizon Communications.

     Individual stocks contributing most to S&P MidCap 400 Index performance were Gilead Sciences, Sandisk, Carmax, Coach, and Synopsys. The biggest negative contributors to performance were Symantec, Westwood One, Affiliated Computer, Network Associates and Washington Post.

Q:   What changes did you make to the portfolios?

A: The only changes made to the Funds were those required to maintain consistency in tracking their respective benchmarks. From time to time, Standard & Poor's adjusts the makeup of its indices following corporate actions, such as mergers, acquisitions, spin-offs, and similar events. In addition, Standard & Poor's may adjust the makeup of its indices to reflect its changing assessment of which businesses and industries are having a major impact on the U.S. economy. As each index changed, we adjusted the Funds' holdings accordingly.

     During the Funds' semiannual period, there were just six additions to and six deletions from the S&P 500 Index. For example, Household International was deleted at the end of March. Household International was bought out by foreign-owned HSBC, and thus became ineligible for a place in the Index. Household International was replaced by Symantec Corp. In April, Pharmacia was deleted from the Index and replaced by Federated Investors. Pharmacia was acquired by S&P 500 component Pfizer Inc. In July, after Mirant filed for bankruptcy, ProLogis, a global industrial real estate investment trust, replaced it. There were approximately 18 changes to the S&P MidCap 400 Index during the semiannual period. Turnover for both indices was lower than for the comparable period last year.

--------------------------------------------------------------------------------
8   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   How do you intend to manage the Funds in the coming months?

A: Overall, we remain positive on the U.S. equity markets for the remainder of 2003. The key question at this point is whether or not equities have gotten ahead of themselves. In addition, when the economic upturn does accelerate, will it be strong enough to justify current valuations that are no longer inexpensive. Rising interest rates, if any, would also be of concern to the equity markets.

     As index investors, we do not evaluate or respond to changing economic and market conditions. The Funds will always attempt to stay fully invested in stocks that make up their respective indices. In this way, the Funds can best achieve their primary objective, which is to provide performance that is comparable to the direction of the broad stock market. Our focus will remain on seeking long-term capital appreciation. Shareholders should consider their investment in these Funds to be part of a long-term portfolio commitment.

--------------------------------------------------------------------------------
9   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP S&P 500 Index Fund

July 31, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (98.1%)
Issuer                                          Shares            Value(a)

Aerospace & defense (1.8%)
Boeing                                         36,904         $1,222,261
General Dynamics                                8,665            687,481
Goodrich                                        5,159            118,657
Honeywell Intl                                 37,655          1,064,884
Lockheed Martin                                19,763          1,034,395
Northrop Grumman                                8,033            740,964
Raytheon                                       18,022            553,275
Rockwell Automation                             8,131            210,105
Rockwell Collins                                7,811            203,320
United Technologies                            20,541          1,545,300
Total                                                          7,380,642

Airlines (0.2%)
Delta Air Lines                                 5,409             64,367
Southwest Airlines                             34,194            561,124
Total                                                            625,491

Automotive & related (1.0%)
AutoNation                                     12,345(b)         212,211
Cooper Tire & Rubber                            3,227             54,859
Cummins                                         1,820             84,321
Dana                                            6,521            100,423
Delphi                                         24,586            206,522
Eaton                                           3,270            275,236
Ford Motor                                     80,337            888,527
General Motors                                 24,609            921,115
Genuine Parts                                   7,624            235,887
Goodyear Tire & Rubber                          7,692             42,383
Johnson Controls                                3,916            378,325
Navistar Intl                                   2,995(b)         116,865
PACCAR                                          5,106            394,183
Snap-On                                         2,551             72,244
Visteon                                         5,731             36,277
Total                                                          4,019,378

Banks and savings & loans (7.3%)
AmSouth Bancorp                                15,414            334,021
Bank of America                                65,754          5,429,308
Bank of New York                               33,851          1,019,592
Bank One                                       50,145          1,983,736
BB&T                                           24,487            854,596
Charter One Financial                           9,877            321,200
Comerica                                        7,685            372,569
Fifth Third Bancorp                            25,205          1,386,527
First Tennessee Natl                            5,545            237,881
FleetBoston Financial                          46,156          1,434,990
Golden West Financial                           6,705            553,833
Huntington Bancshares                          10,027            204,952
KeyCorp                                        18,556            499,342
Marshall & Ilsley                               9,951            311,665
Mellon Financial                               18,942            572,996
Natl City                                      26,852            884,773
North Fork Bancorp                              6,871            240,829
Northern Trust                                  9,680            422,629
PNC Financial Services Group                   12,413            607,616
Regions Financial                               9,752            352,047
SouthTrust                                     14,933            427,980
SunTrust Banks                                 12,300            749,070
Synovus Financial                              13,324            313,514
U.S. Bancorp                                   84,264          2,066,153
Union Planters                                  8,713            280,036
Wachovia                                       59,051          2,579,938
Washington Mutual                              40,847          1,612,640
Wells Fargo                                    73,531          3,715,521
Zions Bancorp                                   3,950            220,568
Total                                                         29,990,522

Beverages & tobacco (3.8%)
Altria Group                                   88,879          3,556,049
Anheuser-Busch                                 36,621          1,897,700
Brown-Forman Cl B                               2,640            205,656
Coca-Cola                                     108,124          4,862,337
Coca-Cola Enterprises                          19,841            338,289
Coors (Adolph) Cl B                             1,592             81,797
Fortune Brands                                  6,377            354,625
Pepsi Bottling Group                           12,034            264,507
PepsiCo                                        75,414          3,474,323
RJ Reynolds Tobacco Holdings                    3,693            131,175
UST                                             7,336            243,922
Total                                                         15,410,380

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Broker dealers (2.4%)
Bear Stearns Companies                          4,346           $291,182
Franklin Resources                             11,125            483,381
J.P. Morgan Chase                              89,164          3,125,197
Lehman Brothers Holdings                       10,647            673,636
Merrill Lynch                                  40,835          2,220,199
Morgan Stanley                                 47,731          2,264,359
Schwab (Charles)                               59,272            617,022
Total                                                          9,674,976

Building materials & construction (0.4%)
American Standard                               3,147(b)         240,431
Fluor                                           3,569            127,163
Louisiana-Pacific                               4,583(b)          55,683
Masco                                          20,924            509,919
Plum Creek Timber                               8,026            217,986
Sherwin-Williams                                6,435            193,050
Temple-Inland                                   2,364            109,666
Total                                                          1,453,898

Cable (0.7%)
Comcast Cl A                                   98,717(b)       2,993,099

Cellular telecommunications (0.4%)
AT&T Wireless Services                        119,030(b)       1,015,326
Nextel Communications Cl A                     45,126(b)         824,001
Total                                                          1,839,327

Chemicals (1.5%)
Air Products & Chemicals                        9,979            463,824
Dow Chemical                                   40,193          1,418,813
du Pont (EI) de Nemours                        43,718          1,920,968
Eastman Chemical                                3,387            122,948
Ecolab                                         11,536            285,055
Engelhard                                       5,520            145,066
Great Lakes Chemical                            2,201             47,982
Hercules                                        4,824(b)          55,090
Pall                                            5,391            121,675
PPG Inds                                        7,449            420,645
Praxair                                         7,134            461,284
Rohm & Haas                                     9,748            344,787
Sigma-Aldrich                                   3,105            176,892
Total                                                          5,985,029

Computer hardware (3.7%)
Apple Computer                                 16,047(b)         337,789
Cisco Systems                                 308,080(b)       6,013,722
Dell                                          112,732(b)       3,796,814
EMC                                            96,000(b)       1,021,440
Gateway                                        14,224(b)         $72,685
Hewlett-Packard                               133,981          2,836,378
Lexmark Intl Cl A                               5,597(b)         359,159
Network Appliance                              14,891(b)         237,958
NVIDIA                                          6,974(b)         133,343
Sun Microsystems                              141,764(b)         530,197
Total                                                         15,339,485

Computer software & services (7.7%)
Adobe Systems                                  10,174            332,486
Autodesk                                        4,899             73,289
Automatic Data Processing                      26,256            973,572
BMC Software                                   10,233(b)         144,285
Citrix Systems                                  7,249(b)         131,569
Computer Associates Intl                       25,373            645,743
Computer Sciences                               8,220(b)         333,485
Compuware                                      16,585(b)          85,413
Comverse Technology                             8,258(b)         121,806
Concord EFS                                    21,354(b)         290,628
Convergys                                       6,487(b)         109,436
Deluxe                                          2,418            107,359
Electronic Arts                                 6,391(b)         536,844
Electronic Data Systems                        20,998            467,625
Equifax                                         6,187            144,095
First Data                                     32,831          1,239,699
Fiserv                                          8,477(b)         330,942
Intl Business Machines                         75,856          6,163,300
Intuit                                          9,004(b)         387,352
Mercury Interactive                             3,742(b)         147,285
Microsoft                                     471,244(e)      12,440,843
NCR                                             4,179(b)         115,215
Novell                                         16,162(b)          57,375
Oracle                                        230,131(b)       2,761,572
Parametric Technology                          11,606(b)          37,023
Paychex                                        16,527            537,623
PeopleSoft                                     16,184(b)         269,787
QLogic                                          4,113(b)         173,363
SABRE Holdings Cl A                             6,283            145,012
Siebel Systems                                 21,488(b)         201,557
State Street                                   14,593            669,819
SunGard Data Systems                           12,486(b)         327,633
Symantec                                        6,480(b)         303,070
Unisys                                         14,378(b)         176,274
VERITAS Software                               18,211(b)         560,899
Total                                                         31,543,278

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Electronics (4.1%)
Advanced Micro Devices                         15,170(b)        $110,741
Agilent Technologies                           20,690(b)         449,594
Altera                                         16,802(b)         323,270
American Power Conversion                       8,627            150,369
Analog Devices                                 16,040(b)         608,718
Applied Materials                              72,747(b)       1,418,567
Applied Micro Circuits                         13,338(b)          76,427
Broadcom Cl A                                  12,296(b)         249,240
Intel                                         286,800          7,155,659
Jabil Circuit                                   8,710(b)         200,766
KLA-Tencor                                      8,356(b)         431,587
Linear Technology                              13,737            506,621
LSI Logic                                      16,468(b)         153,317
Maxim Integrated Products                      14,257            557,164
Micron Technology                              26,719(b)         391,166
Millipore                                       2,126(b)          94,586
Molex                                           8,390            234,249
Natl Semiconductor                              8,005(b)         178,912
Novellus Systems                                6,575(b)         235,451
PMC-Sierra                                      7,413(b)          90,883
Power-One                                       3,625(b)          38,389
Sanmina-SCI                                    22,378(b)         177,681
Solectron                                      36,413(b)         186,070
Symbol Technologies                            10,114            129,560
Tektronix                                       3,718(b)          78,561
Teradyne                                        8,112(b)         133,442
Texas Instruments                              75,904          1,432,308
Thomas & Betts                                  2,566(b)          39,157
Xerox                                          34,307(b)         370,516
Xilinx                                         14,814(b)         389,312
Total                                                         16,592,283

Energy (4.7%)
Amerada Hess                                    3,941            185,109
Anadarko Petroleum                             10,950            479,610
Apache                                          7,095            439,606
Ashland                                         2,995             98,206
Burlington Resources                            8,812            406,850
ChevronTexaco                                  46,898          3,381,815
ConocoPhillips                                 29,798          1,559,627
Devon Energy                                   10,134            480,048
EOG Resources                                   5,023            194,792
Exxon Mobil                                   293,184         10,431,486
Kerr-McGee                                      4,418            194,392
Marathon Oil                                   13,605            350,193
Occidental Petroleum                           16,652            544,354
Sunoco                                          3,358            124,246
Unocal                                         11,325            331,709
Total                                                         19,202,043

Energy equipment & services (0.8%)
Baker Hughes                                   14,782            464,303
BJ Services                                     6,933(b)         237,455
Halliburton                                    19,189            425,420
McDermott Intl                                  2,866(b)          16,938
Nabors Inds                                     6,387(b,c)       228,655
Noble                                           5,864(b)         192,750
Rowan Companies                                 4,104(b)          90,083
Schlumberger                                   25,566          1,152,259
Transocean                                     14,037(b)         274,704
Total                                                          3,082,567

Environmental services (0.2%)
Allied Waste Inds                               9,175(b)         111,201
Waste Management                               25,962            620,232
Total                                                            731,433

Finance companies (2.5%)
Citigroup                                     225,969         10,123,411
MGIC Investment                                 4,331            240,371
Total                                                         10,363,782

Financial services (3.1%)
American Express                               56,927          2,514,466
Capital One Financial                           9,941            476,273
Countrywide Financial                           5,735            383,155
Fannie Mae                                     43,014          2,754,616
Federated Investors                             4,780            137,377
Freddie Mac                                    30,176          1,474,098
Goldman Sachs Group                            20,611          1,796,043
H&R Block                                       7,864            333,355
Janus Capital Group                            10,494            183,645
MBNA                                           56,083          1,250,090
Moody's                                         6,510            336,697
Providian Financial                            12,721(b)         122,758
SLM                                            19,848            822,898
T. Rowe Price Group                             5,358            217,481
Total                                                         12,802,952

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Food (1.4%)
Archer-Daniels-Midland                         28,288           $371,704
Campbell Soup                                  18,016            435,086
ConAgra Foods                                  23,578            531,212
General Mills                                  16,228            744,379
Heinz (HJ)                                     15,422            525,273
Hershey Foods                                   5,756(e)         419,094
Kellogg                                        17,841            612,482
McCormick                                       6,100            155,916
Sara Lee                                       34,110            637,516
Sysco                                          28,519            859,278
Wrigley (Wm) Jr                                 9,877            536,222
Total                                                          5,828,162

Furniture & appliances (0.2%)
Black & Decker                                  3,402            139,006
Leggett & Platt                                 8,459            187,282
Maytag                                          3,431             87,319
Stanley Works                                   3,743            106,039
Whirlpool                                       3,004            194,599
Total                                                            714,245

Health care products (12.3%)
Abbott Laboratories                            68,515          2,689,214
Allergan                                        5,719            460,265
Amgen                                          55,290(b)       3,847,078
Applera-Applied Biosystems Group                9,164            198,401
Bard (CR)                                       2,277            156,111
Bausch & Lomb                                   2,335             98,700
Baxter Intl                                    26,226            724,100
Becton, Dickinson & Co                         11,180            409,523
Biogen                                          6,516(b)         250,345
Biomet                                         11,319            335,156
Boston Scientific                              18,006(b)       1,138,519
Bristol-Myers Squibb                           85,081          2,229,122
Chiron                                          8,182(b)         373,099
Forest Laboratories                            15,940(b)         763,207
Genzyme-General Division                        9,472(b)         477,768
Guidant                                        13,581            641,295
Johnson & Johnson                             130,319          6,749,221
King Pharmaceuticals                           10,559(b)         159,019
Lilly (Eli)                                    49,322          3,247,360
MedImmune                                      11,068(b)         433,755
Medtronic                                      53,528          2,756,692
Merck & Co                                     98,427          5,441,045
PerkinElmer                                     5,534             82,235
Pfizer                                        346,536         11,560,441
Schering-Plough                                64,481          1,094,887
St. Jude Medical                                7,898(b)         423,728
Stryker                                         8,719            667,178
Waters                                          5,444(b)         172,629
Watson Pharmaceuticals                          4,698(b)         187,638
Wyeth                                          58,293          2,656,995
Zimmer Holdings                                 8,624(b)         412,313
Total                                                         50,837,039

Health care services (1.6%)
Aetna                                           6,667            410,821
AmerisourceBergen                               4,846            305,734
Anthem                                          6,067(b)         458,119
Cardinal Health                                19,595          1,072,826
HCA                                            22,454            791,504
Health Management
   Associates Cl A                             10,477            209,226
Humana                                          7,085(b)         124,129
IMS Health                                     10,661            206,184
Manor Care                                      3,941(b)         112,319
McKesson                                       12,711            410,057
Quest Diagnostics                               4,620(b)         276,091
Quintiles Transnational                         5,184(b)          71,280
Tenet Healthcare                               20,481(b)         282,228
UnitedHealth Group                             26,018          1,355,277
WellPoint Health Networks                       6,384(b)         534,022
Total                                                          6,619,817

Home building (0.1%)
Centex                                          2,728            197,971
KB HOME                                         2,083            117,919
Pulte Homes                                     2,677            163,618
Total                                                            479,508

Household products (2.5%)
Alberto-Culver Cl B                             2,572            143,080
Avon Products                                  10,312            643,366
Clorox                                          9,511            412,682
Colgate-Palmolive                              23,618          1,289,543
Gillette                                       44,823          1,378,755
Intl Flavors/Fragrances                         4,113            124,007
Kimberly-Clark                                 22,335          1,081,014
Newell Rubbermaid                              12,030            284,269
Procter & Gamble                               56,832          4,993,828
Tupperware                                      2,555             39,628
Total                                                         10,390,172

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Industrial services (0.1%)
Cintas                                          7,483           $309,497

Industrial transportation (1.4%)
Burlington Northern Santa Fe                   16,356            450,771
CSX                                             9,378            293,531
FedEx                                          13,094            843,123
Norfolk Southern                               17,108            328,987
Ryder System                                    2,748             79,857
Union Pacific                                  11,157            679,908
United Parcel Service Cl B                     49,392          3,115,647
Total                                                          5,791,824

Insurance (4.9%)
ACE                                            11,620(c)         383,344
AFLAC                                          22,536            722,955
Allstate                                       30,898(e)       1,175,050
Ambac Financial Group                           4,663            307,152
American Intl Group                           114,498          7,350,771
Aon                                            13,703            329,557
Chubb                                           8,129            526,759
CIGNA                                           6,149            287,650
Cincinnati Financial                            7,052            277,144
Hartford Financial Services Group              12,282            640,998
Jefferson-Pilot                                 6,232            274,208
John Hancock Financial Services                12,685            414,165
Lincoln Natl                                    7,794            291,028
Loews                                           8,139            374,394
Marsh & McLennan                               23,506          1,166,368
MBIA                                            6,313            319,564
MetLife                                        33,365            924,878
Principal Financial Group                      14,365            468,299
Progressive                                     9,555            630,057
Prudential Financial                           24,132            858,617
SAFECO                                          6,070            225,986
St. Paul Companies                              9,986            351,208
Torchmark                                       5,096            207,101
Travelers Property Casualty Cl B               44,178            713,033
UnumProvident                                  12,622            171,407
XL Capital Cl A                                 5,995(c)         476,603
Total                                                         19,868,296

Leisure time & entertainment (2.1%)
AOL Time Warner                               197,396(b)       3,045,820
Brunswick                                       3,960            106,722
Carnival                                       27,590            946,613
Harley-Davidson                                13,273            622,238
Hasbro                                          7,593            143,128
Mattel                                         19,304            375,077
Viacom Cl B                                    77,082(b)       3,354,609
Total                                                          8,594,207

Lodging & gaming (0.3%)
Harrah's Entertainment                          4,810(b)         209,957
Hilton Hotels                                  16,540            241,484
Intl Game Technology                           14,996            381,648
Marriott Intl Cl A                             10,174            418,151
Total                                                          1,251,240

Machinery (0.8%)
Caterpillar                                    15,123          1,020,348
Deere & Co                                     10,504            533,393
Illinois Tool Works                            13,503            940,484
Ingersoll-Rand Cl A                             7,439(c)         403,491
Parker-Hannifin                                 5,178            238,706
Thermo Electron                                 7,098(b)         157,931
Total                                                          3,294,353

Media (2.6%)
American Greetings Cl A                         2,892(b)          51,507
Cendant                                        44,704(b)         802,437
Clear Channel Communications                   26,960(b)       1,104,012
Disney (Walt)                                  89,683          1,965,851
Donnelley (RR) & Sons                           4,972            131,559
Dow Jones                                       3,571            151,160
eBay                                           13,938(b)       1,494,154
Gannett                                        11,791            905,903
Interpublic Group of Companies                 17,103            236,021
Knight-Ridder                                   3,582            245,833
McGraw-Hill Companies                           8,372            508,850
Meredith                                        2,179             99,101
Monster Worldwide                               4,900(b)         130,095
New York Times Cl A                             6,614            294,984
Omnicom Group                                   8,273            611,209
Tribune                                        13,569            640,728
Univision Communications Cl A                  10,056(b)         313,747
Yahoo!                                         26,482(b)         824,385
Total                                                         10,511,536

Metals (0.4%)
Alcoa                                          37,108          1,030,490
Allegheny Technologies                          3,552             26,818
Freeport McMoRan Cooper
   & Gold Cl B                                  6,380            170,920
Nucor                                           3,426            168,970

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Metals (cont.)
Phelps Dodge                                    3,897(b)        $164,414
United States Steel                             4,526             71,330
Worthington Inds                                3,769             55,404
Total                                                          1,688,346

Multi-industry (5.2%)
3M                                             17,163          2,406,253
Apollo Group Cl A                               7,693(b)         498,199
Cooper Inds Cl A                                4,088            181,221
Crane                                           2,596             64,407
Danaher                                         6,709            484,390
Dover                                           8,889            325,426
Eastman Kodak                                  12,572            347,364
Emerson Electric                               18,483            992,537
General Electric                              438,680         12,476,059
Grainger (WW)                                   4,017            197,636
ITT Inds                                        4,032            268,934
Monsanto                                       11,468            263,764
Pitney Bowes                                   10,278            391,592
Robert Half Intl                                7,462(b)         162,000
Textron                                         5,923            257,177
Tyco Intl                                      87,655(c)       1,630,383
Vulcan Materials                                4,448            178,899
Total                                                         21,126,241

Paper & packaging (0.7%)
Avery Dennison                                  4,849            261,652
Ball                                            2,502            124,349
Bemis                                           2,321            103,725
Boise Cascade                                   2,553             63,289
Georgia-Pacific                                10,979            239,891
Intl Paper                                     21,021            822,342
MeadWestvaco                                    8,793            212,879
Pactiv                                          6,997(b)         138,191
Sealed Air                                      3,695(b)         176,362
Weyerhaueser                                    9,617            541,341
Total                                                          2,684,021

Precious metals (0.2%)
Newmont Mining                                 17,655            637,346

Real estate investment trust (0.4%)
Apartment Investment
   & Management Cl A                            4,110            161,975
Equity Office Properties Trust                 17,676            490,332
Equity Residential                             11,960            333,684
ProLogis                                        7,855            216,405
Simon Property Group                            8,296            351,336
Starwood Hotel
   & Resorts Worldwide                          8,802            286,945
Total                                                          1,840,677

Restaurants (0.6%)
Darden Restaurants                              7,384            138,155
McDonald's                                     55,846          1,285,017
Starbucks                                      17,139(b)         468,409
Wendy's Intl                                    4,975            146,215
Yum! Brands                                    12,836(b)         384,181
Total                                                          2,421,977

Retail -- drugstores (0.5%)
CVS                                            17,292            518,587
Walgreen                                       44,992          1,346,161
Total                                                          1,864,748

Retail -- general (6.1%)
AutoZone                                        3,929(b)         327,129
Bed Bath & Beyond                              12,959(b)         503,198
Best Buy                                       14,150(b)         617,648
Big Lots                                        5,114(b)          78,807
Circuit City Stores                             9,086             83,409
Costco Wholesale                               20,024(b)         741,889
Dillard's Cl A                                  3,716             56,000
Dollar General                                 14,639            269,358
Family Dollar Stores                            7,546            283,050
Federated Dept Stores                           8,218            328,802
Gap                                            39,091            703,247
Home Depot                                    100,851          3,146,550
Kohl's                                         14,879(b)         883,069
Limited Brands                                 22,912            382,860
Lowe's Companies                               34,230          1,627,979
May Dept Stores                                12,663            312,903
Nordstrom                                       5,962            125,858
Office Depot                                   13,555(b)         225,013
Penney (JC)                                    11,807            219,374
RadioShack                                      7,390            196,352
Sears, Roebuck & Co                            13,485            548,840
Staples                                        21,374(b)         430,472
Target                                         39,981          1,532,072
Tiffany                                         6,374            219,011
TJX Companies                                  22,410            435,875
Toys "R" Us                                     9,348(b)         104,230
Wal-Mart Stores                               192,203         10,746,069
Total                                                         25,129,064

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Issuer                                          Shares            Value(a)

Retail -- grocery (0.4%)
Albertson's                                    16,096           $303,571
Kroger                                         33,117(b)         561,332
Safeway                                        19,375(b)         413,656
SUPERVALU                                       5,870            138,239
Winn-Dixie Stores                               6,175             70,766
Total                                                          1,487,564

Telecom equipment & services (1.0%)
ADC Telecommunications                         35,198(b)          76,732
Andrew                                          6,709(b)          73,061
Avaya                                          16,730(b)         160,608
CIENA                                          20,674(b)         120,116
Corning                                        55,560(b)         452,258
Globix                                            104(b)               2
JDS Uniphase                                   62,772(b)         188,944
Lucent Technologies                           181,588(b)         319,595
Motorola                                      101,648            918,897
QUALCOMM                                       34,649          1,297,951
Scientific-Atlanta                              6,533            197,885
Tellabs                                        18,086(b)         121,719
Total                                                          3,927,768

Textiles & apparel (0.3%)
Jones Apparel Group                             5,610(b)         162,410
Liz Claiborne                                   4,708            162,096
Nike Cl B                                      11,584            599,356
Reebok Intl                                     2,598(b)          85,474
VF                                              4,732            180,431
Total                                                          1,189,767

Utilities -- electric (2.3%)
AES                                            26,883(b)         169,094
Allegheny Energy                                5,510             45,568
Ameren                                          7,072            295,327
American Electric Power                        17,343            486,645
Calpine                                        16,721(b)          95,477
CenterPoint Energy                             13,401            108,146
Cinergy                                         7,723            262,736
CMS Energy                                      6,319             41,074
Consolidated Edison                             9,800            389,158
Constellation Energy Group                      7,251            242,183
Dominion Resources                             13,644            820,004
DTE Energy                                      7,368            263,111
Duke Energy                                    39,553            694,155
Edison Intl                                    14,294(b)         234,565
Entergy                                         9,914            510,670
Exelon                                         14,237            818,200
FirstEnergy                                    13,066            450,646
FPL Group                                       8,048            496,320
PG&E                                           17,956(b)         385,156
Pinnacle West Capital                           4,004            137,417
PPL                                             7,397            292,847
Progress Energy                                10,566            430,459
Public Service Enterprise Group                 9,920            404,240
Southern Co                                    31,681            901,009
TECO Energy                                     7,745             96,038
TXU                                            14,146            285,325
Xcel Energy                                    17,500            253,400
Total                                                          9,608,970

Utilities -- natural gas (0.4%)
Dynegy Cl A                                    16,351(b)          51,833
El Paso                                        26,295            185,117
KeySpan                                         6,904            233,010
Kinder Morgan                                   5,361            286,813
Kinder Morgan Management LLC                       --                 15
Nicor                                           1,931             70,057
NiSource                                       11,521            222,355
Peoples Energy                                  1,574             64,518
Sempra Energy                                   9,101            253,281
Williams Companies                             22,719            144,266
Total                                                          1,511,265

Utilities -- telephone (3.1%)
ALLTEL                                         13,663            639,292
AT&T                                           34,514            733,768
BellSouth                                      81,065          2,064,726
CenturyTel                                      6,281            215,375
Citizens Communications                        12,440(b)         147,414
McLeodUSA Cl A Escrow                           2,746(b,f)            --
Qwest Communications Intl                      74,415(b)         296,916
SBC Communications                            145,836          3,406,729
Sprint (FON Group)                             39,462            557,203
Sprint (PCS Group)                             44,919(b)         276,252
Verizon Communications                        120,719          4,208,264
Total                                                         12,545,939

Total common stocks
(Cost: $444,689,271)                                        $401,184,153

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Other (--%)
Issuer                                          Shares           Value(a)

Bank United
     Rights                                        60(b)              $4
Expedia
     Warrants                                      50(b)           2,752
Focal Communications
     Warrants                                      19(b,f)            --
Motient
     Warrants                                       4(b)               1
Orbital Sciences
     Warrants                                      13(b)              52
Spectrasite
     Warrants                                       5(b)             173
Sunbeam
     Warrants                                      83(b,f)            --

Total other
(Cost: $15,073)                                                   $2,982

Short-term securities (1.7%)
Issuer                Annualized             Amount              Value(a)
                     yield on date         payable at
                      of purchase           maturity

U.S. government agencies (0.5%)
Federal Home Loan Bank Disc Nt
  08-01-03              1.14%              $1,500,000         $1,499,953
Federal Natl Mtge Assn Disc Nt
  10-01-03              0.98                  400,000            399,302
Total                                                          1,899,255

Commercial paper (1.2%)
ING US Funding
  10-07-03              1.03                5,000,000(d)       4,990,178

Total short-term securities
(Cost: $6,889,751)                                            $6,889,433

Total investments in securities
(Cost: $451,594,095)(g)                                     $408,076,568

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2003, the value of foreign securities represented 0.8% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 5 to the financial statements):

     Type of security                                             Contracts
     Purchase contracts
     E-Mini S&P 500 Index, Sept. 2003                                145

(f)  Negligible market value.

(g) At July 31, 2003, the cost of securities for federal income tax purposes was approximately $451,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                               $ 19,262,000
     Unrealized depreciation                                (62,779,000)
                                                            -----------
     Net unrealized depreciation                           $(43,517,000)
                                                           ------------

--------------------------------------------------------------------------------
17   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Mid Cap Index Fund

July 31, 2003 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common stocks (100.0%)
Issuer                                          Shares            Value(a)

Aerospace & defense (1.0%)
L-3 Communications Holdings                     4,233(b)        $207,756
Precision Castparts                             2,337             75,368
Sequa Cl A                                        462(b)          18,231
Titan                                           3,518(b)          53,966
Total                                                            355,321

Airlines (0.1%)
Alaska Air Group                                1,178(b)          28,814

Automotive & related (1.7%)
Bandag                                            851             29,964
BorgWarner                                      1,184             79,056
CarMax                                          4,576(b)         162,447
Gentex                                          3,369(b)         119,734
Lear                                            2,922(b)         151,886
Modine Mfg                                      1,496             31,775
Superior Inds Intl                              1,182             51,098
Total                                                            625,960

Banks and savings & loans (8.9%)
Associated Banc-Corp                            3,278            123,187
Astoria Financial                               3,649            102,683
Bank of Hawaii                                  2,675             90,094
Banknorth Group                                 7,206            198,886
City Natl                                       2,148            108,152
Colonial BancGroup                              5,488             81,826
Commerce Bancorp                                3,063            124,082
Compass Bancshares                              5,623            190,001
FirstMerit                                      3,743             89,345
Greater Bay Bancorp                             2,300             45,057
GreenPoint Financial                            4,129            207,524
Hibernia Cl A                                   6,956            139,190
Independence Community Bank                     2,435             79,332
M&T Bank                                        5,284            468,003
Mercantile Bankshares                           3,054            124,542
Natl Commerce Financial                         9,067            222,142
New York Community Bancorp                      6,219            185,948
Provident Financial Group                       2,161             57,137
Roslyn Bancorp                                  3,416             76,279
Silicon Valley Bancshares                       1,719(b)          42,339
Sovereign Bancorp                              12,930            231,964
TCF Financial                                   3,213            146,673
Webster Financial                               2,021             75,707
Westamerica Bancorporation                      1,464             64,767
Wilmington Trust                                2,912             92,456
Total                                                          3,367,316

Beverages & tobacco (0.7%)
Constellation Brands                            4,601(b)         132,739
PepsiAmericas                                   6,379             85,606
Universal                                       1,100             46,871
Total                                                            265,216

Broker dealers (1.7%)
E*TRADE Group                                  15,852(b)         145,204
Eaton Vance                                     3,070            102,722
Edwards (AG)                                    3,552            131,388
LaBranche                                       2,639             45,998
Legg Mason                                      2,871            200,971
Total                                                            626,283

Building materials & construction (0.1%)
Potlatch                                        1,269             33,946

Cellular telecommunications (0.1%)
Price Communications                            2,412(b)          30,632

Chemicals (2.3%)
Airgas                                          3,190             62,014
Albemarle                                       1,825             49,804
Cabot                                           2,735             74,611
Crompton                                        5,067             31,567
Cytec Inds                                      1,706(b)          65,886
Ferro                                           1,803             39,233
FMC                                             1,559(b)          37,260
IMC Global                                      5,102             37,296
Lubrizol                                        2,282             76,196
Lyondell Chemical                               7,148            107,005
Minerals Technologies                             890             44,456
Olin                                            2,573             48,064
RPM Intl                                        5,122             72,067
Valspar                                         2,237             97,801
Total                                                            843,260

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares            Value(a)

Computer hardware (1.5%)
InForcus                                        1,744(b)          $8,040
Natl Instruments                                2,281(b)          81,226
Quantum                                         7,652(b)          22,956
SanDisk                                         3,074(b)         174,266
Storage Technology                              4,821(b)         128,431
Tech Data                                       2,510(b)          78,563
Varian                                          1,501(b)          48,767
Total                                                            542,249

Computer software & services (7.4%)
3Com                                           16,054(b)          78,344
Activision                                      3,893(b)          45,353
Acxiom                                          3,802(b)          60,414
Advent Software                                 1,416(b)          22,939
Affiliated Computer Services Cl A               5,887(b)         291,702
Ascential Software                              2,569(b)          41,798
Avocent                                         2,033(b)          54,444
BISYS Group                                     5,310(b)          87,881
Cadence Design Systems                         11,836(b)         161,798
Ceridian                                        6,563(b)         122,400
Certegy                                         2,922(b)          79,566
CheckFree                                       3,511(b)          94,481
ChoicePoint                                     3,848(b)         146,763
CSG Systems Intl                                2,316(b)          34,948
DST Systems                                     5,261(b)         193,394
Fair, Isaac & Co                                2,090            112,944
Henry (Jack) & Associates                       3,894             72,779
Internet Security Systems                       2,200(b)          25,982
Investment Technology Group                     2,092(b)          38,869
Investors Financial Services                    2,881             91,817
Keane                                           2,956(b)          42,951
Legato Systems                                  5,153(b)          48,541
Macromedia                                      2,738(b)          56,184
McDATA Cl A                                     5,073(b)          54,839
Mentor Graphics                                 2,986(b)          50,881
Network Associates                              6,932(b)          78,332
Retek                                           2,385(b)          17,172
Reynolds & Reynolds Cl A                        2,964             85,719
RSA Security                                    2,572(b)          31,378
SEI Investments                                 4,644            162,354
Sybase                                          4,179(b)          65,610
Synopsys                                        3,316(b)         207,283
Transaction Systems Architects Cl A             1,573(b)          18,986
Wind River Systems                              3,529(b)          21,915
Total                                                          2,800,761

Electronics (4.7%)
Arrow Electronics                               4,467(b)          76,162
Atmel                                          20,771(b)          66,675
Avnet                                           5,295(b)          76,248
Cabot Microelectronics                          1,080(b)          67,079
Credence Systems                                2,796(b)          26,702
Cree                                            3,248(b)          43,393
Cypress Semiconductor                           5,583(b)          78,050
Fairchild Semiconductor Intl Cl A               5,195(b)          66,236
Integrated Circuit Systems                      3,084(b)          92,674
Integrated Device Technology                    4,590(b)          52,831
Intersil                                        6,065(b)         149,563
Intl Rectifier                                  2,843(b)          78,467
KEMET                                           3,826(b)          41,512
Lam Research                                    5,620(b)         122,291
Lattice Semiconductor                           4,984(b)          38,726
LTX                                             2,195(b)          21,752
Micrel                                          4,081(b)          45,870
Microchip Technology                            9,031            238,058
Newport                                         1,713(b)          29,481
Plexus                                          1,873(b)          27,027
RF Micro Devices                                8,110(b)          59,609
Semtech                                         3,251(b)          53,642
Silicon Laboratories                            2,172(b)          79,734
TriQuint Semiconductor                          5,902(b)          26,736
Vishay Intertechnology                          7,076(b)          94,111
Total                                                          1,752,629

Energy (2.6%)
Arch Coal                                       2,323             47,738
Forest Oil                                      2,134(b)          48,719
Murphy Oil                                      4,067            200,828
Noble Energy                                    2,543             92,820
Pioneer Natural Resources                       5,213(b)         125,112
Pogo Producing                                  2,740            115,902
Valero Energy                                   5,063            184,293
XTO Energy                                      8,129            156,890
Total                                                            972,302

Energy equipment & services (3.4%)
Cooper Cameron                                  2,423(b)         115,844
ENSCO Intl                                      6,622            166,013
FMC Technologies                                2,921(b)          65,606
Grant Prideco                                   5,380(b)          57,835
Hanover Compressor                              2,954(b)          28,329
Helmerich & Payne                               2,217             59,305
Natl-Oilwell                                    3,732(b)          68,669
Patterson-UTI Energy                            3,560(b)          98,256

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares            Value(a)

Energy equipment & services (cont.)
Pride Intl                                      5,947(b)         $98,007
Smith Intl                                      4,519(b)         161,960
Tidewater                                       2,684             71,663
Varco Intl                                      4,310(b)          74,477
Weatherford Intl                                5,796(b)         210,220
Total                                                          1,276,184

Engineering & construction (0.6%)
Dycom Inds                                      2,121(b)          36,078
Granite Construction                            1,840             33,065
Jacobs Engineering Group                        2,452(b)         107,496
Quanta Services                                 5,148(b)          38,867
Total                                                            215,506

Environmental services (0.7%)
Republic Services Cl A                          7,104(b)         171,917
Stericycle                                      1,806(b)          81,505
Total                                                            253,422

Financial services (1.3%)
AmeriCredit                                     6,925(b)          51,453
Neuberger Berman                                3,114            125,463
Radian Group                                    4,136            193,606
Waddell & Reed Financial Cl A                   3,641             95,795
Total                                                            466,317

Food (2.2%)
Dean Foods                                      5,980(b)         178,982
Hormel Foods                                    6,134            133,599
Interstate Bakeries                             1,985             20,326
Sensient Technologies                           2,088             44,621
Smithfield Foods                                4,850(b)         103,305
Smucker (JM)                                    2,205             88,288
Tootsie Roll Inds                               2,306             70,125
Tyson Foods Cl A                               15,543            176,102
Total                                                            815,348

Furniture & appliances (1.1%)
Furniture Brands Intl                           2,466(b)          58,592
HON Inds                                        2,577             85,711
Miller (Herman)                                 3,224             71,283
Mohawk Inds                                     2,923(b)         197,039
Total                                                            412,625

Health care products (7.8%)
Apogent Technologies                            4,398(b)          97,768
Barr Laboratories                               2,937(b)         198,394
Beckman Coulter                                 2,702            119,807
Cytyc                                           4,968(b)          58,722
DENTSPLY Intl                                   3,485            151,284
Edwards Lifesciences                            2,700(b)          76,248
Gilead Sciences                                 8,864(b)         607,626
ICN Pharmeceuticals                             3,717             58,022
IDEC Pharmaceuticals                            6,872(b)         232,548
IVAX                                            8,639(b)         148,159
Millennium Pharmaceuticals                     13,166(b)         165,365
Mylan Laboratories                              8,144            275,023
Perrigo                                         3,076             50,047
Pharmaceutical Resources                        1,475(b)          83,485
Protein Design Labs                             4,136(b)          52,775
Sepracor                                        3,738(b)          90,647
SICOR                                           5,218(b)         101,751
STERIS                                          3,081(b)          70,801
Varian Medical Systems                          3,026(b)         185,675
Vertex Pharmaceuticals                          3,399(b)          49,252
VISX                                            2,275(b)          52,962
Total                                                          2,926,361

Health care services (6.3%)
AdvancePCS                                      3,993(b)         151,295
Apria Healthcare Group                          2,439(b)          63,316
Charles River Laboratories Intl                 2,008(b)          74,617
Community Health Systems                        4,354(b)          96,659
Covance                                         2,723(b)          56,366
Coventry Health Care                            2,614(b)         140,816
Express Scripts Cl A                            3,460(b)         228,361
First Health Group                              4,226(b)         109,115
Health Net                                      5,132(b)         176,233
Hillenbrand Inds                                2,738            149,194
LifePoint Hospitals                             1,754(b)          49,515
Lincare Holdings                                4,641(b)         168,932
Omnicare                                        4,445            150,997
Oxford Health Plans                             3,692(b)         157,648
PacifiCare Health Systems                       1,642(b)          91,788
Patterson Dental                                3,014(b)         161,249
Schein (Henry)                                  1,958(b)         114,426
Triad Hospitals                                 3,323(b)         100,321
Universal Health Services Cl B                  2,592(b)         132,840
Total                                                          2,373,688

Home building (1.6%)
Alexander & Baldwin                             1,834             51,535
Clayton Homes                                   6,036             75,269
D.R. Horton                                     6,510            183,257

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares            Value(a)

Home building (cont.)
Lennar                                          3,128           $203,914
Toll Brothers                                   3,096(b)          82,044
Total                                                            596,019

Household products (1.0%)
Church & Dwight                                 1,776             57,542
Dial                                            4,229             82,804
Energizer Holdings                              3,717(b)         127,308
Viad                                            3,918             86,940
Total                                                            354,594

Indexes (1.8%)
S&P Mid-Cap 400
  Depositary Receipts                           7,236            657,390

Industrial services (0.5%)
Fastenal                                        3,362            127,756
United Rentals                                  3,419(b)          49,576
Total                                                            177,332

Industrial transportation (2.2%)
Airborne                                        2,147             48,393
ArvinMeritor                                    3,034             55,371
C.H. Robinson Worldwide                         3,739            138,044
CNF                                             2,197             61,186
EGL                                             2,089(b)          34,510
Expeditors Intl of Washington                   4,629            156,970
GATX                                            2,174             47,654
Hunt (JB) Transport Services                    1,744(b)          82,212
Oversears Shipbuilding Group                    1,528             33,754
Swift Transportation                            3,681(b)          81,129
Werner Enterprises                              2,829             67,443
Total                                                            806,666

Insurance (4.9%)
Allmerica Financial                             2,356(b)          52,633
American Financial Group                        3,083             70,601
AmerUs Group                                    1,731             53,003
Berkley (WR)                                    2,452            125,763
Brown & Brown                                   3,017             93,527
Everest Re Group                                2,454(c)         185,450
Fidelity Natl Financial                         5,980            171,566
First American                                  3,378             81,612
Gallagher (Arthur J)                            3,991            105,881
HCC Insurance Holdings                          2,783             83,156
Horace Mann Educators                           1,892             29,345
Leucadia Natl                                   2,642            102,510
MONY Group                                      2,081             58,018
Ohio Casualty                                   2,696(b)          40,090
Old Republic Intl                               5,345            184,510
PMI Group                                       3,941            130,565
Protective Life                                 3,053             88,964
StanCorp Financial Group                        1,288             71,870
Unitrin                                         2,993             91,406
Total                                                          1,820,470

Leisure time & entertainment (0.4%)
Callaway Golf                                   3,346             51,729
Intl Speedway Cl A                              2,357             91,075
Six Flags                                       4,103(b)          19,489
Total                                                            162,293

Lodging & gaming (1.0%)
Extended Stay America                           4,166(b)          62,323
GTECH Holdings                                  2,512             96,888
Mandalay Resort Group                           2,630             91,419
Park Place Entertainment                       13,344(b)         119,429
Total                                                            370,059

Machinery (2.3%)
AGCO                                            3,332(b)          63,908
Blyth                                           2,042             53,419
Donaldson                                       1,926             93,893
Federal Signal                                  2,125             42,394
Flowserve                                       2,447(b)          47,129
Graco                                           2,023             73,738
Harsco                                          1,797             67,172
Kennametal                                      1,568             60,368
Nordson                                         1,494             36,095
SPX                                             3,459(b)         162,883
Tecumseh Products Cl A                            818             29,775
Teleflex                                        1,749             79,982
Trinity Inds                                    2,037             46,220
Total                                                            856,976

Media (4.0%)
Banta                                           1,119             37,867
Belo Cl A                                       5,010            111,873
Catalina Marketing                              2,367(b)          39,837
D&B                                             3,299(b)         135,622
Emmis Communications Cl A                       2,400(b)          48,024
Entercom Communications                         2,272(b)         107,670
Gartner Cl B                                    3,534(b)          30,569
Harte-Hanks                                     3,909             75,092
Hispanic Broadcasting                           4,825(b)         126,319

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares            Value(a)

Media (cont.)
Lee Enterprises                                 1,968            $73,072
Macrovision                                     2,151(b)          50,549
Media General Cl A                              1,035             59,699
Reader's Digest Assn                            4,346             56,411
Scholastic                                      1,738(b)          50,697
Valassis Communications                         2,305(b)          65,255
Washington Post Cl B                              422            285,271
Westwood One                                    4,545(b)         138,804
Total                                                          1,492,631

Metals (0.3%)
AK Steel Holdings                               4,807(b)          11,537
Carpenter Technology                              990             18,147
Peabody Energy                                  2,325             71,354
Total                                                            101,038

Miscellaneous (0.3%)
Philadelphia Suburban                           3,017             72,227
Rollins                                         1,997             37,404
Total                                                            109,631

Multi-industry (4.3%)
AMETEK                                          1,459             57,718
Brink's Co. (The)                               2,404             39,522
Career Education                                2,064(b)         172,137
Carlisle Companies                              1,358             59,413
Corinthian Colleges                             1,941(b)         105,998
DeVry                                           3,100(b)          79,174
Diebold                                         3,201            141,515
Education Management                            1,581(b)          91,809
Harris                                          2,946             95,362
Hubbell Cl B                                    2,628             90,140
Imation                                         1,579             56,355
Kelly Service Cl A                              1,577             40,466
Korn/Ferry Intl                                 1,663(b)          17,794
Lancaster Colony                                1,588             63,679
Manpower                                        3,428            130,607
Martin Marietta Materials                       2,167             82,996
MPS Group                                       4,497(b)          42,227
Pentair                                         2,187             88,245
Ruddick                                         2,054             33,686
Sylvan Learning Systems                         1,815(b)          48,261
YORK Intl                                       1,757             51,498
Total                                                          1,588,602

Paper & packaging (1.1%)
Bowater                                         2,454             94,528
Glatfelter                                      1,936             24,258
Longview Fibre                                  2,263             19,462
Packaging Corp of America                       4,638(b)          87,658
Rayonier                                        1,849             64,401
Sonoco Products                                 4,284             97,675
Wausau-Mosinee Paper                            2,284             27,636
Total                                                            415,618

Real estate investment trust (1.7%)
AMB Property                                    3,587            100,795
Hospitality Properties Trust                    2,773             87,405
IndyMac Bancorp                                 2,447             59,560
Liberty Property Trust                          3,474            120,513
Mack-Cali Realty                                2,556             94,112
New Plan Excel Realty Trust                     4,301             96,342
United Dominion Realty Trust                    4,977             89,735
Total                                                            648,462

Restaurants (1.9%)
Applebee's Intl                                 2,458             78,410
Bob Evans Farms                                 1,552             43,766
Brinker Intl                                    4,303(b)         150,605
CBRL Group                                      2,190             77,176
Cheesecake Factory (The)                        2,270(b)          74,797
Krispy Kreme Doughnuts                          2,572(b)         112,294
Outback Steakhouse                              3,347            125,010
Ruby Tuesday                                    2,836             64,547
Total                                                            726,605

Retail -- drugstores (0.1%)
Longs Drug Stores                               1,653             32,283

Retail -- general (5.4%)
99 Cents Only Stores                            3,129(b)         107,012
Abercrombie & Fitch                             4,333(b)         139,046
American Eagle Outfitters                       3,149(b)          69,782
Barnes & Noble                                  2,878(b)          68,871
BJ's Wholesale Club                             3,070(b)          59,865
Borders Group                                   3,426(b)          60,983
CDW                                             3,712(b)         177,730
Clarie's Stores                                 2,164             59,077
Copart                                          4,052(b)          37,967
Dollar Tree Stores                              5,068(b)         185,893
Michaels Stores                                 2,955            114,093
Neiman Marcus Group Cl A                        2,106(b)          82,766
Overture Services                               2,823(b)          66,849
Payless ShoeSource                              3,011(b)          39,745
PETsMART                                        6,239(b)         123,719
Pier 1 Imports                                  3,978             73,991

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Issuer                                          Shares            Value(a)

Retail -- general (cont.)
Ross Stores                                     3,417           $156,157
Saks                                            6,328(b)          71,570
Sotheby's Holdings Cl A                         2,728(b)          24,170
Whole Foods Market                              2,634(b)         134,271
Williams-Sonoma                                 5,101(b)         144,103
Total                                                          1,997,660

Telecom equipment & services (0.8%)
ADTRAN                                          1,677(b)          81,905
Advanced Fibre Communications                   3,768(b)          63,566
CommScope                                       2,624(b)          27,106
Plantronics                                     1,933(b)          46,856
Polycom                                         4,379(b)          73,129
Powerwave Technologies                          2,923(b)          22,507
Total                                                            315,069

Textiles & apparel (1.1%)
Chico's FAS                                     3,800(b)         103,170
Coach                                           4,025(b)         213,325
Timberland Cl A                                 1,590(b)          71,264
Unifi                                           2,385(b)          16,361
Total                                                            404,120

Utilities -- electric (4.8%)
Allete                                          3,816            102,269
Alliant Energy                                  4,776             97,001
Aquila                                          8,613             22,222
Black Hills                                     1,420             43,580
DPL                                             5,605             81,553
DQE                                             3,314             47,456
Energy East                                     6,448            133,538
Great Plains Energy                             3,066             87,473
Hawaiian Electric Inds                          1,645             69,962
Idacorp                                         1,692             45,938
Northeast Utilities                             5,898             99,086
NSTAR                                           2,350            105,116
OGE Energy                                      3,510             69,919
Pepco Holdings                                  7,553            130,818
PNM Resources                                   1,733             46,254
Puget Energy                                    4,158             90,935
SCANA                                           4,912            163,077
Sierra Pacific Resources                        5,190(b)          26,729
Vectren                                         3,017             69,994
Westar Energy                                   3,188             53,590
Wisconsin Energy                                5,152            145,029
WPS Resources                                   1,427             56,809
Total                                                          1,788,348

Utilities -- natural gas (1.8%)
AGL Resources                                   2,807             76,968
Equitable Resources                             2,767            106,889
MDU Resources Group                             3,289            104,327
Natl Fuel Gas                                   3,580             86,600
ONEOK                                           3,315             69,151
Questar                                         3,663            117,033
Western Gas Resources                           1,469             55,734
WGL Holdings                                    2,153             54,923
Total                                                            671,625

Utilities -- telephone (0.5%)
Cincinnati Bell                                 9,702(b)          54,719
Telephone & Data Systems                        2,548            135,987
Total                                                            190,706

Total common stocks
(Cost: $37,017,337)                                          $37,268,337

Total investments in securities
(Cost: $37,017,337)(d)                                       $37,268,337

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of July 31, 2003, the value of foreign securities represented 0.5% of net assets.

(d) At July 31, 2003, the cost of securities for federal income tax purposes was approximately $37,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 5,469,000
     Unrealized depreciation                                  (5,218,000)
                                                              ----------
     Net unrealized appreciation                             $   251,000
                                                             -----------

--------------------------------------------------------------------------------
23   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP Market Advantage Series, Inc.
                                                                                              AXP                  AXP
                                                                                            S&P 500              Mid Cap
July 31, 2003 (Unaudited)                                                                 Index Fund           Index Fund
Assets
Investments in securities, at value (Note 1)*
   (identified cost $451,594,095 and $37,017,337)                                       $408,076,568          $37,268,337
Cash in bank on demand deposit                                                               456,980              146,406
Capital shares receivable                                                                    313,490               29,000
Dividends and accrued interest receivable                                                    491,306               25,423
Receivable for investment securities sold                                                     19,929                   --
                                                                                         -----------           ----------
Total assets                                                                             409,358,273           37,469,166
                                                                                         -----------           ----------
Liabilities
Capital shares payable                                                                        55,160                1,836
Payable for investment securities purchased                                                       --              151,927
Payable upon return of securities loaned (Note 6)                                             98,000                   --
Accrued investment management services fee                                                     2,680                  265
Accrued distribution fee                                                                         416                  118
Accrued transfer agency fee                                                                      849                   87
Accrued administrative services fee                                                              893                   82
Other accrued expenses                                                                       105,682               37,365
                                                                                             -------               ------
Total liabilities                                                                            263,680              191,680
                                                                                             -------              -------
Net assets applicable to outstanding capital stock                                      $409,094,593          $37,277,486
                                                                                        ============          ===========
Represented by
Capital stock -- $.01 par value (Note 1)                                                $  1,057,679          $    67,088
Additional paid-in capital                                                               490,971,871           36,831,850
Undistributed net investment income                                                        3,180,276              122,327
Accumulated net realized gain (loss) (Note 8)                                            (42,569,058)               5,221
Unrealized appreciation (depreciation) on investments (Note 5)                           (43,546,175)             251,000
                                                                                         -----------              -------
Total -- representing net assets applicable to outstanding capital stock                $409,094,593          $37,277,486
                                                                                        ============          ===========
Net assets applicable to outstanding shares:                Class D                     $ 60,979,831          $17,191,299
                                                            Class E                     $348,114,762          $20,086,187
Shares outstanding:                                         Class D shares                15,833,789            3,099,029
                                                            Class E shares                89,934,068            3,609,765
Net asset value per share of outstanding capital stock:     Class D                     $       3.85          $      5.55
                                                            Class E                     $       3.87          $      5.56
                                                                                        ------------          -----------
*Including securities on loan, at value (Note 6)                                        $     86,800          $        --
                                                                                        ------------          -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Statements of operations
AXP Market Advantage Series, Inc.
                                                                                              AXP                  AXP
                                                                                            S&P 500              Mid Cap
Six months ended July 31, 2003 (Unaudited)                                                Index Fund           Index Fund
Investment income
Income:
Dividends                                                                                $ 3,149,973           $  195,532
Interest                                                                                      71,674                  196
Fee income from securities lending (Note 6)                                                      828                   --
                                                                                           ---------              -------
Total income                                                                               3,222,475              195,728
                                                                                           ---------              -------
Expenses (Note 2):
Investment management services fee                                                           429,925               41,237
Distribution fee -- Class D                                                                   70,966               19,028
Transfer agency fee                                                                          155,316               15,272
Administrative services fees and expenses                                                    146,766               12,872
Compensation of board members                                                                  3,908                3,541
Custodian fees                                                                                20,089                8,625
Printing and postage                                                                          15,768                3,116
Registration fees                                                                             13,295               24,930
Licensing fees                                                                                 6,320                5,068
Audit fees                                                                                     9,250                8,750
Other                                                                                             --                  991
                                                                                            --------              -------
Total expenses                                                                               871,603              143,430
   Expenses waived/reimbursed by AEFC (Note 2)                                              (101,062)             (53,498)
                                                                                            --------              -------
                                                                                             770,541               89,932
   Earnings credits on cash balances (Note 2)                                                 (1,741)                (109)
                                                                                            --------              -------
Total net expenses                                                                           768,800               89,823
                                                                                             -------               ------
Investment income (loss) -- net                                                            2,453,675              105,905
                                                                                           ---------              -------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                           (863,614)             222,730
   Futures contracts                                                                       1,182,963                  686
                                                                                           ---------                  ---
Net realized gain (loss) on investments                                                      319,349              223,416
Net change in unrealized appreciation (depreciation) on investments                       52,729,050            5,530,520
                                                                                          ----------            ---------
Net gain (loss) on investments                                                            53,048,399            5,753,936
                                                                                          ----------            ---------
Net increase (decrease) in net assets resulting from operations                          $55,502,074           $5,859,841
                                                                                         ===========           ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Market Advantage Series, Inc.

                                                                AXP S&P 500 Index Fund               AXP Mid Cap Index Fund
                                                            July 31, 2003     Jan. 31, 2003      July 31, 2003   Jan. 31, 2003
                                                          Six months ended     Year ended      Six months ended   Year ended
                                                             (Unaudited)                          (Unaudited)
Operations and distributions
Investment income (loss) -- net                             $  2,453,675      $  3,302,618      $   105,905     $   149,797
Net realized gain (loss) on investments                          319,349       (22,066,277)         223,416          31,111
Net change in unrealized appreciation
   (depreciation) on investments                              52,729,050       (51,386,447)       5,530,520      (5,916,306)
                                                              ----------       -----------        ---------      ----------
Net increase (decrease) in net assets
   resulting from operations                                  55,502,074       (70,150,106)       5,859,841      (5,735,398)
                                                              ----------       -----------        ---------      ----------
Distributions to shareholders from:
   Net investment income
     Class D                                                          --          (498,620)              --         (53,892)
     Class E                                                          --        (2,576,320)              --         (87,920)
   Net realized gain
     Class D                                                          --                --               --        (279,898)
     Class E                                                          --                --               --        (276,238)
                                                              ----------       -----------        ---------      ----------
Total distributions                                                   --        (3,074,940)              --        (697,948)
                                                              ----------       -----------        ---------      ----------
Capital share transactions (Note 4)
Proceeds from sales
   Class D shares                                              7,191,404        28,335,172        1,561,905       7,214,236
   Class E shares                                             59,327,744       141,892,347        3,054,685       6,477,232
Fund merger (Note 9)
   Class D shares                                                     --        19,596,991               --              --
   Class E shares                                                     --        14,872,938               --              --
Reinvestment of distributions at net asset value
   Class D shares                                                     --           461,207               --         260,815
   Class E shares                                                     --         2,506,957               --         175,487
Payments for redemptions
   Class D shares                                            (10,610,707)      (18,110,532)      (1,871,562)     (2,383,856)
   Class E shares                                            (19,153,465)      (24,552,591)        (743,875)     (1,916,525)
                                                             -----------       -----------         --------      ----------
Increase (decrease) in net assets from
   share transactions                                         36,754,976       165,002,489        2,001,153       9,827,389
                                                              ----------       -----------        ---------       ---------
Total increase (decrease) in net assets                       92,257,050        91,777,443        7,860,994       3,394,043
Net assets at beginning of period                            316,837,543       225,060,100       29,416,492      26,022,449
                                                             -----------       -----------       ----------      ----------
Net assets at end of period                                 $409,094,593      $316,837,543      $37,277,486     $29,416,492
                                                            ============      ============      ===========     ===========
Undistributed net investment income                         $  3,180,276      $    726,601      $   122,327     $    16,422
                                                            ------------      ------------      -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Market Advantage Series, Inc.

(Unaudited as to July 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The primary investments of each Fund are as follows:

AXP S&P 500 Index Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

AXP Mid Cap Index Fund invests in common stocks included in the Standard & Poor's MidCap 400 Index (S&P MidCap 400).

While each Fund may track its index closely, it is typically unable to match the performance of the index exactly, primarily due to fund operating expenses and transaction costs.

The Funds offer Class D and Class E shares and are sold without a sales charge. Class E shares are only available to American Express brokerage accounts or qualifying institutional investors.

Both classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs between classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
27   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

As part of its indexing strategies, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

--------------------------------------------------------------------------------
28   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

The Funds may enter into foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Futures transactions

As part of its indexing strategies, the Funds may buy and sell futures contracts traded on any U.S. or foreign exchange. The Funds also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day.
 The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------
29   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage range
AXP S&P 500 Index Fund                                 0.24% to 0.21%
AXP Mid Cap Index Fund                                 0.26% to 0.23%

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages as follows:

Fund                                                  Percentage range
AXP S&P 500 Index Fund                                0.080% to 0.065%
AXP Mid Cap Index Fund                                0.080% to 0.065%

A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class D $19.50

o   Class E $19.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

Under terms of a prior agreement that ended April 30, 2003, each Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class D and $19 for Class E.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class D shares.

--------------------------------------------------------------------------------
30   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

For the six months ended July 31, 2003, AEFC and AECSC waived certain fees and expenses to 0.64% for Class D and 0.39% for Class E for AXP S&P 500 Index Fund and 0.70% for Class D and 0.45% for Class E for AXP Mid Cap Index Fund. In addition, AEFC and AECSC have agreed to waive certain fees and expenses until Jan. 31, 2004. Under this agreement, net expenses will not exceed 0.64% for Class D and 0.39% for Class E for AXP S&P 500 Index Fund and 0.70% for Class D and 0.45% for Class E for AXP Mid Cap Index Fund.

Shares held in the Funds for less than 180 days are subject to a redemption fee of 0.50% of the proceeds of the redeemed shares. The redemption fee is retained by the Funds and accounted for as an addition to paid-in capital. For accounts under $10,000, an annual fee of $10 is charged and deducted from the shareholder's account.

During the six months ended July 31, 2003, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                 Reduction
AXP S&P 500 Index Fund                                                 $1,741
AXP Mid Cap Index Fund                                                    109

Each Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

For the six months ended July 31, 2003, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                              Purchases          Proceeds
AXP S&P 500 Index Fund                          $42,030,357        $2,107,209
AXP Mid Cap Index Fund                            6,967,072         4,880,858

Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                     AXP S&P 500 Index Fund
                                                 Six months ended July 31, 2003
                                                    Class D           Class E
Sold                                              2,010,003        16,650,706
Issued for reinvested distributions                      --                --
Redeemed                                         (3,044,107)       (5,224,937)
                                                 ----------        ----------
Net increase (decrease)                          (1,034,104)       11,425,769
                                                 ----------        ----------

                                                    Year ended Jan. 31, 2003
                                                    Class D           Class E
Sold                                              7,386,029        37,627,768
Fund merger                                       5,505,838         4,149,202
Issued for reinvested distributions                 134,856           730,891
Redeemed                                         (4,898,517)       (6,769,959)
                                                 ----------        ----------
Net increase (decrease)                           8,128,206        35,737,902
                                                  ---------        ----------

--------------------------------------------------------------------------------
31   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund
                                                 Six months ended July 31, 2003
                                                    Class D           Class E
Sold                                                311,293           606,055
Issued for reinvested distributions                      --                --
Redeemed                                           (387,107)         (151,223)
                                                   --------          --------
Net increase (decrease)                             (75,814)          454,832
                                                    -------           -------

                                                    Year ended Jan. 31, 2003
                                                    Class D           Class E
Sold                                              1,331,384         1,192,139
Issued for reinvested distributions                  54,678            36,713
Redeemed                                           (458,134)         (361,543)
                                                   --------          --------
Net increase (decrease)                             927,928           867,309
                                                    -------           -------

5. STOCK INDEX FUTURES CONTRACTS

Investments in securities as of July 31, 2003, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                             Open       Notional        Net
                             Market        purchase      market     unrealized
                              value         (sale)        value     gain (loss)
Fund                      of collateral    contracts   on futures   on futures
AXP S&P 500 Index Fund     $1,981,836        145      $7,172,425     $(28,648)

See "Summary of significant accounting policies."

6. LENDING OF PORTFOLIO SECURITIES

At July 31, 2003, securities valued at $86,800 were on loan to brokers for AXP S&P 500 Index Fund. For collateral, the Fund received $98,000 in cash. Income from securities lending amounted to $828 for the six months ended July 31, 2003. The risks to the Fund of securities lending are that the borrower may not provided additional collateral when required or return the securities when due.

7. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50%, or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Neither Fund had borrowings outstanding during the six months ended July 31, 2003.

--------------------------------------------------------------------------------
32   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs are as follows as of Jan. 31, 2003:

Fund                                       Carry-over     Expiration date
AXP S&P 500 Index Fund                    $36,704,648        2009-2012
AXP Mid Cap Index Fund                         35,998          2012

The carry-over for AXP S&P 500 Index Fund includes $7,803,814 acquired in connection with the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund merger (Note 9). In addition to the acquired capital loss carry-overs, the Fund also acquired unrealized capital losses as a result of the mergers. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

9. FUND MERGER

At the close of business on Dec. 6, 2002, AXP S&P 500 Index Fund acquired the assets and assumed the identified liabilities of AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund.

The aggregate net assets of AXP S&P 500 Index Fund immediately before the acquisition were $284,401,828.

The merger was accomplished by a tax-free exchange of the following:

AXP Nasdaq 100 Index Fund                            Shares           Value
Class D                                           4,365,912        $9,306,406
Class E                                           2,280,863         4,888,317

AXP Total Stock Market Index Fund                    Shares           Value
Class D                                           2,799,290       $10,290,585
Class E                                           2,717,465         9,984,621

In exchange for the AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund shares and net assets, AXP S&P 500 Index Fund issued the following number of shares:

                                                                      Shares
Class D                                                             5,505,838
Class E                                                             4,149,202

The net assets for AXP Nasdaq 100 Index Fund and AXP Total Stock Market Index Fund at that date were as follows, which include the following amounts of capital stock, unrealized depreciation and accumulated net realized loss.

                                       Total net     Capital stock   Unrealized       Accumulated net    Undistributed net
                                         assets                      depreciation       realized loss     investment income
AXP Nasdaq 100 Index Fund              $14,194,723   $50,724,211      $(14,759,544)    $(21,659,795)         $(110,149)
AXP Total Stock Market Index Fund       20,275,206    31,126,564        (7,732,319)      (3,128,744)             9,705

--------------------------------------------------------------------------------
33   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP S&P 500 Index Fund

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2003(h)       2003      2002     2001     2000(b)
Net asset value, beginning of period                                       $3.31       $ 4.36     $5.30    $5.42     $5.07
Income from investment operations:
Net investment income (loss)                                                 .02          .03       .02      .02       .01
Net gains (losses) (both realized and unrealized)                            .52        (1.05)     (.91)    (.12)      .35
Total from investment operations                                             .54        (1.02)     (.89)    (.10)      .36
Less distributions:
Dividends from net investment income                                          --         (.03)     (.02)    (.01)     (.01)
Distributions from realized gains                                             --           --      (.03)    (.01)       --
Total distributions                                                           --         (.03)     (.05)    (.02)     (.01)
Net asset value, end of period                                             $3.85       $ 3.31     $4.36    $5.30     $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                      $61          $56       $38      $21        $7
Ratio of expenses to average daily net assets(c,d)                          .64%(f)      .63%      .64%     .62%      .64%(f)
Ratio of net investment income (loss) to average daily net assets          1.17%(f)     1.03%      .74%     .65%      .52%(f)
Portfolio turnover rate (excluding short-term securities)                     1%           9%       27%      82%       37%
Total return                                                              16.31%(g)   (23.43%)  (16.74%)  (1.73%)    7.72%(g)

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
34   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP S&P 500 Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2003(h)       2003      2002     2001      2000(b)
Net asset value, beginning of period                                       $3.32       $ 4.37     $5.31    $5.42     $5.07
Income from investment operations:
Net investment income (loss)                                                 .02          .04       .03      .03       .01
Net gains (losses) (both realized and unrealized)                            .53        (1.05)     (.91)    (.11)      .35
Total from investment operations                                             .55        (1.01)     (.88)    (.08)      .36
Less distributions:
Dividends from net investment income                                          --         (.04)     (.03)    (.02)     (.01)
Distributions from realized gains                                             --           --      (.03)    (.01)       --
Total distributions                                                           --         (.04)     (.06)    (.03)     (.01)
Net asset value, end of period                                             $3.87       $ 3.32     $4.37    $5.31     $5.42

Ratios/supplemental data
Net assets, end of period (in millions)                                     $348         $261      $187      $87        $9
Ratio of expenses to average daily net assets(c,e)                          .39%(f)      .38%      .39%     .35%      .39%(f)
Ratio of net investment income (loss) to average daily net assets          1.41%(f)     1.30%      .98%    1.05%      .83%(f)
Portfolio turnover rate (excluding short-term securities)                     1%           9%       27%      82%       37%
Total return                                                              16.57%(g)   (23.24%)  (16.55%)  (1.35%)    7.75%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 0.69%, 0.84%, 0.97%, 1.18% and 4.00% for the six months ended July 31, 2003 and for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.45%, 0.59%, 0.72%, 0.73% and 3.70% for the six months ended July 31, 2003 and for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized.

(h)  Six months ended July 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
35   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

]Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2003(h)       2003      2002     2001     2000(b)

Net asset value, beginning of period                                       $4.64       $ 5.73     $6.20    $5.71     $5.07
Income from investment operations:
Net investment income (loss)                                                 .01          .02       .02      .03       .01
Net gains (losses) (both realized and unrealized)                            .90        (1.00)     (.27)    1.20       .64
Total from investment operations                                             .91         (.98)     (.25)    1.23       .65
Less distributions:
Dividends from net investment income                                          --         (.02)     (.02)    (.03)     (.01)
Distributions from realized gains                                             --         (.09)     (.20)    (.71)       --
Total distributions                                                           --         (.11)     (.22)    (.74)     (.01)
Net asset value, end of period                                             $5.55       $ 4.64     $5.73    $6.20     $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $17          $15       $13       $9        $4
Ratio of expenses to average daily net assets(c,d)                          .70%(f)      .69%      .70%     .66%      .69%(f)
Ratio of net investment income (loss) to average daily net assets           .54%(f)      .40%      .35%     .42%      .59%(f)
Portfolio turnover rate (excluding short-term securities)                    15%          53%       58%     109%       16%
Total return                                                              19.61%(g)   (17.20%)   (4.04%)  22.62%    12.87%(g)

See accompanying notes to financial highlights.

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36   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

AXP Mid Cap Index Fund

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2003(h)       2003      2002     2001     2000(b)
Net asset value, beginning of period                                       $4.65       $ 5.74     $6.21    $5.71     $5.07
Income from investment operations:
Net investment income (loss)                                                 .02          .03       .03      .04       .02
Net gains (losses) (both realized and unrealized)                            .89        (1.00)     (.27)    1.21       .64
Total from investment operations                                             .91         (.97)     (.24)    1.25       .66
Less distributions:
Dividends from net investment income                                          --         (.03)     (.03)    (.04)     (.02)
Distributions from realized gains                                             --         (.09)     (.20)    (.71)       --
Total distributions                                                           --         (.12)     (.23)    (.75)     (.02)
Net asset value, end of period                                             $5.56       $ 4.65     $5.74    $6.21     $5.71

Ratios/supplemental data
Net assets, end of period (in millions)                                      $20          $15       $13      $11        $8
Ratio of expenses to average daily net assets(c,e)                          .45%(f)      .44%      .45%     .42%      .45%(f)
Ratio of net investment income (loss) to average daily net assets           .79%(f)      .65%      .61%     .67%      .83%(f)
Portfolio turnover rate (excluding short-term securities)                    15%          53%       58%     109%       16%
Total return                                                              19.57%(g)   (16.98%)   (3.84%)  23.06%    12.92%(g)

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from Oct. 25, 1999 (when shares became publicly available) to Jan. 31, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(d) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class D would have been 1.04%, 1.15%, 1.20%, 1.32% and 2.22% for the six months ended July 31, 2003 and for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class E would have been 0.78%, 0.90%, 0.95%, 1.08% and 1.96% for the six months ended July 31, 2003 and for the periods ended Jan. 31, 2003, 2002, 2001 and 2000, respectively.

(f)  Adjusted to an annual basis.

(g)  Not annualized

(h)  Six months ended July 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
37   --   AXP INDEX FUNDS   --   2003 SEMIANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's next published Statement of Additional Information (SAI) which will be available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Small Company
        Index
           Fund
                                                               Semiannual Report
                                                            for the Period Ended
                                                                   July 31, 2003

AXP Small Company Index Fund seeks to provide shareholders with long-term capital appreciation.

--------------------------------------------------------------------------------
(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)
--------------------------------------------------------------------------------

Table of Contents

Fund Snapshot                                       3

Questions & Answers
  with Portfolio Management                         4

Investments in Securities                           8

Financial Statements                               17

Notes to Financial Statements                      20

--------------------------------------------------------------------------------
2   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Fund Snapshot
         AS OF JULY 31, 2003

PORTFOLIO MANAGER

Portfolio manager                                          David Factor
Since                                                              9/01
Years in industry                                                     6

FUND OBJECTIVE

For investors seeking long-term capital appreciation.

Inception dates
A: 8/19/96      B: 8/19/96      Y: 8/19/96

Ticker symbols
A: ISIAX        B: ISIBX        Y: ISCYX

Total net assets                                         $1.112 billion

Number of holdings                                                  610

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        STYLE
VALUE   BLEND   GROWTH
                      LARGE
                      MEDIUM  SIZE
          X           SMALL

SECTOR COMPOSITION

Percentage of portfolio assets

(pie chart)

Consumer discretionary 19.3%
Technology 15.8%
Industrials 15.1%
Financials 14.4%
Health care 12.2%
Materials 7.1%
Energy 5.0%
Utilities 3.6%
Consumer staples 3.5%
Short-term securities 3.2%
Telecommunications 0.8%

TOP TEN HOLDINGS

Percentage of portfolio assets

NVR (Home building)                                          0.8%
Cephalon (Health care products)                              0.7
Harman Intl Inds (Multi-industry)                            0.7
Mid Atlantic Medical Services (Health care services)         0.6
Zebra Technologies Cl A (Multi-industry)                     0.6
Alliant Techsystems (Aerospace & defense)                    0.5
O'Reilly Automotive (Automotive & related)                   0.5
Newfield Exploration (Energy)                                0.5
Cullen/Frost Bankers (Banks and savings & loans)             0.5
ITT Educational Services (Multi-industry)                    0.4

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

Stocks of small-sized companies may be subject to more abrupt or erratic price movements more so than stocks of larger companies. Some of these companies may also have fewer financial resources.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers
             WITH PORTFOLIO MANAGEMENT

Q:   How did AXP Small Company Index Fund perform for the six months ended
      July 31, 2003?

A: AXP Small Company Index Fund's Class A shares, excluding sales charge, gained 22.57% for the six months ended July 31, 2003. This was in line with the S&P SmallCap 600 Index, which increased 23.03% for the same period.

     The Fund underperformed the Lipper Small-Cap Core Funds Index, which rose 23.82% over the same time frame. This was primarily because most of the peer group's benchmark is the Russell 2000(R) Index, while the AXP Small Company Index Fund attempts to fully replicate the S&P SmallCap 600 Index. During the semiannual period, the Russell 2000 Index rose 28.82%, outperforming the S&P SmallCap 600 Index.

Q: What factors most significantly affected Fund performance during the semiannual period?

A: In a welcome turnabout from the past three years, major equity indices rose by double-digit amounts for the six months ended July 31, 2003, aided by improved corporate earnings, stronger economic growth and renewed investor optimism. Small-cap stocks outperformed mid-cap and large-cap stocks, often an indicator of further economic expansion ahead.

(bar graph)

                PERFORMANCE COMPARISON

     For the six-month period ended July 31, 2003

 25%       (bar 1)   (bar 2)    (bar 3)
 20%       +22.57%   +23.03%    +23.82%
 15%
 10%
  5%
  0%

(bar 1) AXP Small Company Index Fund Class A (excluding sales charge) (bar 2) S&P Small Cap 600 Index(1) (unmanaged)
(bar 3) Lipper Small-Cap Core Funds Index(2)

(1) Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

(2) The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

Past performance is no guarantee of future results. The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> For the six months, sector performance within the S&P SmallCap 600 Index was positive across the board. Technology and consumer discretionary were the best performing sectors in the Index.(end callout quote)

     As the first fiscal quarter began in February 2003, the equity markets were in the midst of a sustained decline, as fears surrounding the likely war with Iraq heightened and economic activity slowed. As these concerns led investors to pull money out of the equity markets and shift assets to more defensive instruments, small-cap equity markets were particularly hard hit due to inherent liquidity issues. By the beginning of March, stocks rallied as investors grew optimistic about military victory. Economic and political conditions continued to improve over the next several months, and the broader equity markets responded favorably, with the small-cap segment leading the way. July was the fifth month in a row of stock market gains.

AVERAGE ANNUAL TOTAL RETURNS

as of July 31, 2003

                                       Class A                  Class B                    Class Y
(Inception dates)                     (8/19/96)                (8/19/96)                  (8/19/96)
                                 NAV(1)       POP(2)     NAV(1)    After CDSC(3)     NAV(4)       POP(4)
6 months*                       +22.57%      +15.51%     +22.27%      +17.27%        +22.74%      +22.74%
1 year                          +17.10%      +10.37%     +16.27%      +12.27%        +17.31%      +17.31%
5 years                          +5.39%       +4.15%      +4.60%       +4.45%         +5.56%       +5.56%
Since inception                  +7.98%       +7.07%      +7.18%       +7.18%         +8.14%       +8.14%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 5.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4) Sales charge is not applicable to these shares. Shares available to institutional investors only.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. The performance shown for each class of shares will vary due to differences in sales charges and fees. Short term performance may be higher or lower than the figures shown. Visit americanexpress.com/funds for current information.

--------------------------------------------------------------------------------
5   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

     For the six months, sector performance within the S&P SmallCap 600 Index was positive across the board. Technology and consumer discretionary were the best performing sectors in the Index. Retailers within the consumer discretionary sector performed particularly well. Energy and consumer staples were the worst performing sectors within the Index for the semi-annual period. The consumer cyclicals sector was the largest weight within the Index through the period.

     Taking both total returns and weightings into account, the individual stocks contributing most to S&P SmallCap 600 Index performance were Mid Atlantic Medical Services, INAMED, MGI Pharma, O'Reilly Automotive and Harman International Industries. The companies whose stocks had the greatest negative impact on the Index, taking both weightings and total returns into account, were Accredo Health, Pinnacle Systems, Pharmaceutical Product Development, Mercury Computer Systems and Orthodontic Centers of America.

Q:   What changes did you make to the portfolios?

A: The only changes made to the Fund were those required to maintain consistency in tracking the S&P SmallCap 600 Index. From time to time, Standard & Poor's adjusts the makeup of its indices following corporate actions, such as mergers, acquisitions, spin-offs and similar events. In addition, Standard & Poor's may adjust the makeup of its indices to reflect its changing assessment of which businesses and industries are having a major impact on the U.S. economy. As the Index changed, we adjusted the Fund's holdings accordingly.

     There were approximately 30 additions to and 30 deletions from the S&P SmallCap 600 Index during the semiannual period. This turnover was lower than the comparable period last year.

--------------------------------------------------------------------------------
6   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Questions & Answers

Q:   How do you intend to manage the Fund in the coming months?

A: Overall, we remain positive on the U.S. equity markets for the remainder of 2003. We expect the rate of economic growth to pick up during the third and fourth quarters. This should produce continuing improvements in company bottom lines, stock prices, and, eventually, employment numbers. Of course, there also remain risks. One is that valuations are still high. Corporate earnings have improved, but stock prices have kept up with or even outpaced them. Moreover, some analysts remain concerned about the accounting methods used to calculate these earnings. Investors, in our view, should not be surprised if the market gives back a portion of its gain in the historically challenging period of late summer.

     The key question at this point is whether or not equities have gotten ahead of themselves. In addition, when the economic upturn does accelerate, will it be strong enough to justify current valuations that are no longer inexpensive. Rising interest rates, if any, would also be of concern to the equity markets.

     As index investors, we do not evaluate or respond to changing economic and market conditions. The Fund will always attempt to stay fully invested in the stocks that make up the S&P SmallCap 600 Index. In this way, the Fund can best achieve its primary objective, which is to provide performance that is comparable to the direction of the broad stock market for small-cap stocks. Our focus will remain on seeking long-term capital appreciation. Shareholders should consider their investment in this Fund to be part of a long-term portfolio commitment.

--------------------------------------------------------------------------------
7   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Investments in Securities

AXP Small Company Index Fund
July 31, 2003 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.1%)
Issuer                                        Shares               Value(a)

Aerospace & defense (1.5%)
AAR                                           92,565              $749,777
Alliant Techsystems                          111,778(b)          6,136,611
Armor Holdings                                80,090(b)          1,222,974
Curtiss-Wright                                29,925             1,876,298
DRS Technologies                              65,150(b)          1,787,065
EDO                                           57,295             1,136,733
Esterline Technologies                        60,535(b)          1,159,245
Kaman Cl A                                    65,534               805,413
Teledyne Technologies                         93,504(b)          1,419,391
Total                                                           16,293,507

Airlines (0.6%)
Atlantic Coast Airlines Holdings             131,448(b)            995,061
Frontier Airlines                             86,193(b)          1,101,547
Mesa Air Group                                91,418(b)            975,430
SkyWest                                      167,518             3,130,911
Total                                                            6,202,949

Automotive & related (1.9%)
Barnes Group                                  64,257             1,581,365
Central Parking                              104,917             1,550,673
GenCorp                                      126,428             1,163,138
Intermet                                      74,403               274,547
Midas                                         43,711(b)            608,020
Myers Inds                                    87,505             1,015,058
O'Reilly Automotive                          155,453(b)          5,922,759
Smith (AO)                                    84,409             2,820,105
SPS Technologies                              37,518(b)          1,179,191
Standard Motor Products                       53,215               533,214
TBC                                           62,353(b)          1,250,801
Tower Automotive                             163,378(b)            741,736
Winnebago Inds                                52,678             2,083,942
Total                                                           20,724,549

Banks and savings & loans (8.8%)
Anchor BanCorp Wisconsin                      71,054             1,715,954
BankUnited Financial Cl A                     85,460(b)          1,751,930
Boston Private Financial Holdings             65,839             1,557,092
Chittenden                                   105,879             3,091,667
Commercial Federal                           128,533             2,938,264
Community First Bankshares                   111,723             3,069,031
Cullen/Frost Bankers                         149,278             5,466,560
Dime Community Bancshares                     73,945             1,833,836
Downey Financial                              81,160             3,361,647
East West Bancorp                             69,708             3,013,477
First BanCorp                                116,268             3,505,480
First Midwest Bancorp                        135,412             4,054,235
First Republic Bank                           42,287             1,250,849
FirstFed Financial                            49,324(b)          1,869,380
Flagstar Bancorp                             172,610             3,419,404
GBC Bancorp                                   33,598             1,355,041
Hudson United Bancorp                        129,573             4,733,302
MAF Bancorp                                   75,829             3,033,160
New Century Financial                        104,220             2,412,693
Provident Bankshares                          71,142             1,950,714
Republic Bancorp                             167,175             2,285,282
Riggs Natl                                    82,930             1,341,807
Seacoast Financial Services                   72,505             1,533,481
South Financial Group                        135,554             3,368,517
Southwest Bancorp of Texas                    98,700(b)          3,503,850
Staten Island Bancorp                        173,557             3,818,254
Sterling Bancshares                          128,065             1,580,322
Susquehanna Bancshares                       115,295             2,990,752
TrustCo Bank NY                              216,452             2,662,360
UCBH Holdings                                129,294             3,986,134
United Bankshares                            121,027             3,668,328
Washington Federal                           202,209             4,893,458
Waypoint Financial                            99,666             1,744,155
Whitney Holding                              116,676             4,031,156
Wintrust Financial                            50,565             1,789,495
Total                                                           98,581,067

Beverages & tobacco (0.3%)
Coca-Cola Bottling                            26,289             1,462,982
DIMON                                        130,005               934,736
Schweitzer-Mauduit Intl                       42,986             1,084,967
Total                                                            3,482,685

Broker dealers (0.4%)
Raymond James Financial                      140,980             4,899,055

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Building materials & construction (3.1%)
Apogee Enterprises                            79,034              $808,518
Building Materials Holding                    38,591               515,190
Butler Mfg                                    18,393               291,529
ElkCorp                                       56,758             1,374,679
Florida Rock Inds                             83,160             3,978,374
Griffon                                       94,653(b)          1,694,289
Hughes Supply                                 68,091             2,478,512
Insituform Technologies Cl A                  76,905(b)          1,289,697
Interface                                    149,460               789,149
M.D.C. Holdings                               82,948             4,127,492
Ryland Group                                  72,650             4,714,259
Simpson Mfg                                   71,458(b)          3,191,314
Standard Pacific                              93,577             3,181,618
Texas Inds                                    61,197             1,463,220
Tredegar                                     111,104             1,749,888
Universal Forest Products                     51,414             1,182,008
Watts Inds Cl A                               78,953             1,444,840
Total                                                           34,274,576

Chemicals (1.8%)
Arch Chemicals                                65,257             1,350,820
Cambrex                                       74,725             1,582,676
Fuller (HB)                                   82,490             2,001,207
Georgia Gulf                                  94,238             2,156,166
MacDermid                                     93,902             2,695,927
OM Group                                      82,410             1,146,323
Omnova Solutions                             116,054(b)            489,748
Penford                                       24,743               283,802
PolyOne                                      266,522             1,215,340
Quaker Chemical                               27,193               752,430
Roto-Rooter                                   28,545             1,071,579
Schulman (A)                                  85,655             1,394,463
TETRA Technologies                            41,925(b)          1,377,236
WD-40                                         48,163             1,388,539
Wellman                                       92,663               902,538
Total                                                           19,808,794

Computer hardware (1.5%)
Adaptec                                      311,592(b)          2,109,478
Artesyn Technologies                         112,484(b)            807,635
Black Box                                     56,093             2,271,767
Engineered Support Systems                    46,655             2,064,484
Hutchinson Technology                         74,307(b)          2,134,097
Insight Enterprises                          134,088(b)          2,085,068
Intermagnetics General                        47,830(b)            969,036
Mercury Computer Systems                      61,429(b)          1,218,137
Phoenix Technologies                          70,405(b)            385,819
RadiSys                                       51,541(b)            793,731
Rainbow Technologies                          78,022(b)            578,143
Standard Register                             82,109             1,473,857
Total                                                           16,891,252

Computer software & services (6.9%)
American Management Systems                  122,670(b)          1,781,168
ANSYS                                         43,050(b)          1,452,507
Avid Technology                               82,255(b)          3,821,568
BARRA                                         56,408(b)          2,245,038
Brooktrout                                    36,443(b)            267,492
CACI Intl Cl A                                83,466(b)          3,283,552
Carreker                                      68,438(b)            304,549
Ciber                                        185,924(b)          1,853,662
Concord Communications                        50,170(b)            727,465
Dendrite Intl                                116,785(b)          1,511,198
eFunds                                       135,870(b)          1,519,027
FactSet Research Systems                      97,012             4,462,553
FileNET                                      105,234(b)          1,917,363
Global Payments                              107,662             3,790,779
Hyperion Solutions                           105,946(b)          2,895,504
Inter-Tel                                     72,442             1,855,964
j2 Global Communications                      32,765(b)          1,777,501
JDA Software Group                            82,840(b)          1,222,718
Kronos                                        57,534(b)          3,187,384
Manhattan Associates                          85,142(b)          2,344,811
MapInfo                                       44,776(b)            507,760
MAXIMUS                                       60,182(b)          1,805,460
MemberWorks                                   35,018(b)          1,167,150
MICROS Systems                                50,401(b)          1,730,770
Midway Games                                 135,050(b)            290,358
MRO Software                                  70,970(b)            872,931
NDCHealth                                    101,233             2,025,672
Netegrity                                     99,756(b)            931,721
NYFIX                                         90,534(b)            526,998
PC-Tel                                        57,095(b)            650,312
Pegasus Solutions                             72,052(b)          1,073,575
Pinnacle Systems                             183,490(b)          1,511,958
Planar Systems                                40,715(b)            982,046
PRG-Schultz Intl                             179,981(b)          1,051,089
Progress Software                             97,770(b)          1,946,601
QRS                                           46,045(b)            343,035
Radiant Systems                               80,195(b)            525,277
Roxio                                         79,928(b)            598,661
SCM Microsystems                              45,035(b)            270,660
SERENA Software                              117,390(b)          2,217,497
SPSS                                          50,188(b)            904,388

See accompanying notes to investments in securities.


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9   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Computer software & services (cont.)
Systems & Computer Technology                 97,763(b)         $1,067,572
Take-Two Interactive Software                121,099(b)          3,221,233
TALX                                          39,420               851,078
THQ                                          111,099(b)          1,830,912
Verity                                       107,246(b)          1,427,444
Watson Wyatt & Co Holdings                    95,740(b)          2,202,020
Websense                                      63,600(b)          1,324,152
Zix                                           65,617(b)            248,032
Total                                                           76,328,165

Electronics (7.8%)
Actel                                         71,327(b)          1,736,812
Advanced Energy Inds                          93,518(b)          1,825,471
Aeroflex                                     174,704(b)          1,528,660
Alliance Semiconductor                       104,024(b)            520,120
Analogic                                      38,829             1,874,664
ATMI                                          89,387(b)          2,303,503
Audiovox Cl A                                 66,587(b)            775,073
Axcelis Technologies                         285,938(b)          2,104,504
BEI Technologies                              42,262               576,454
Bel Fuse Cl B                                 31,840               803,323
Belden                                        73,628             1,232,533
Bell Microproducts                            58,514(b)            425,982
Benchmark Electronics                         71,593(b)          2,849,401
Brooks Automation                            107,163(b)          2,062,888
Brush Engineered Materials                    48,140(b)            414,004
C&D Technologies                              74,388             1,119,539
Cable Design Technologies                    130,145(b)            839,435
Cognex                                       124,177(b)          3,539,045
Cohu                                          60,881             1,207,270
CTS                                           99,246             1,146,291
Cubic                                         77,660             1,915,872
Cymer                                        100,328(b)          4,058,267
Dionex                                        60,740(b)          2,475,762
DSP Group                                     79,745(b)          2,091,711
DuPont Photomasks                             52,488(b)          1,075,479
Electro Scientific Inds                       80,549(b)          1,382,221
ESS Technology                               112,286(b)            972,397
Exar                                         116,227(b)          1,662,046
Gerber Scientific                             64,390(b)            545,383
Helix Technology                              75,868             1,233,614
InVision Technologies                         49,880(b)          1,150,732
Itron                                         59,195(b)          1,243,095
Kopin                                        201,700(b)          1,520,818
Kulicke & Soffa Inds                         144,539(b)          1,253,153
MagneTek                                      68,401(b)            276,340
Methode Electronics Cl A                     105,161             1,241,951
Microsemi                                     84,109(b)          1,434,900
Park Electrochemical                          57,420             1,224,194
Paxar                                        113,207(b,c)        1,501,125
Pericom Semiconductor                         74,629(b)            673,527
Photon Dynamics                               46,429(b)          1,255,904
Photronics                                    93,110(b)          1,708,569
Pioneer-Standard Electronics                  92,942               834,619
Power Integrations                            84,353(b)          2,431,897
Rogers                                        46,342(b)          1,366,162
Rudolph Technologies                          47,578(b)            951,560
SBS Technologies                              42,443(b)            476,635
Skyworks Solutions                           402,903(b)          3,428,705
Standard Microsystems                         48,632(b)            932,762
Supertex                                      36,795(b)            686,227
Technitrol                                   116,766(b)          2,191,698
Three-Five Systems                            61,861(b)            447,255
Trimble Navigation                            92,002(b)          2,516,255
Triumph Group                                 46,081(b)          1,433,580
Ultratech                                     66,158(b)          1,538,174
Varian Semiconductor
  Equipment Associates                        99,362(b)          3,303,787
Veeco Instruments                             84,986(b)          1,601,136
Vicor                                        121,368(b)          1,220,962
X-Rite                                        58,867               617,515
Total                                                           86,760,961

Energy (2.7%)
Brown (Tom)                                  114,552(b)          2,903,893
Cabot Oil & Gas Cl A                          93,537             2,343,102
Frontier Oil                                  75,955             1,151,478
Massey Energy                                218,880             2,506,176
Newfield Exploration                         161,721(b)          5,842,979
Nuevo Energy                                  55,938(b)            959,337
NUI                                           46,561               724,024
Patina Oil & Gas                              99,301             2,986,974
Plains Resources                              68,970(b)            964,890
Remington Oil & Gas                           76,898(b)          1,424,151
St. Mary Land & Exploration                   81,535             2,106,864
Stone Energy                                  76,578(b)          2,956,677
Swift Energy                                  79,295(b)            894,448
Vintage Petroleum                            185,691             2,129,876
Total                                                           29,894,869

Energy equipment & services (2.5%)
Atwood Oceanics                               40,232(b)            988,500
Cal Dive Intl                                109,361(b)          2,165,348
CARBO Ceramics                                45,012             1,674,446
Cimarex Energy                               120,642(b)          2,426,111
Dril-Quip                                     50,247(b)            788,878

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Energy equipment & services (cont.)
Evergreen Resources                           56,202(b)         $2,794,924
Hydril                                        65,795(b)          1,492,231
Input/Output                                 148,941(b)            737,258
Lone Star Technologies                        82,619(b)          1,368,171
Oceaneering Intl                              69,684(b)          1,776,942
Offshore Logistics                            65,429(b)          1,390,366
Prima Energy                                  37,032(b)            801,372
SEACOR SMIT                                   56,693(b)          2,052,287
Spinnaker Exploration                         96,495(b)          2,108,416
Unit                                         126,466(b)          2,474,940
Veritas DGC                                   96,928(b)            951,833
W-H Energy Services                           78,670(b)          1,430,221
Total                                                           27,422,244

Engineering & construction (0.6%)
EMCOR Group                                   43,544(b)          1,798,367
Lennox Intl                                  169,182             2,698,453
URS                                           94,783(b)          1,895,660
Total                                                            6,392,480

Environmental services (0.6%)
Ionics                                        51,021(b)          1,168,891
Tetra Tech                                   155,363(b)          2,495,130
Waste Connections                             82,058(b)          2,785,869
Total                                                            6,449,890

Finance companies (0.1%)
Financial Federal                             53,814(b)          1,630,564

Financial services (1.1%)
Bowne & Co                                    97,705             1,313,155
Delphi Financial Group Cl A                   59,421             2,932,426
Heidrick & Struggles Intl                     52,771(b)            945,656
Irwin Financial                               81,145             1,890,679
Jefferies Group                               78,678             4,671,113
SWS Group                                     49,276             1,002,767
Total                                                           12,755,796

Food (2.3%)
American Italian Pasta Cl A                   51,766(b)          2,075,299
Corn Products Intl                           104,658             3,275,795
Delta & Pine Land                            110,493             2,730,282
Flowers Foods                                130,987             2,665,585
Hain Celestial Group                          98,952(b)          1,622,813
Intl Multifoods                               55,773(b)          1,394,325
J & J Snack Foods                             25,181(b)            853,132
Lance                                         84,573               928,612
Nash Finch                                    34,740               581,200
Performance Food Group                       131,968(b)          4,985,752
Ralcorp Holdings                              83,966(b)          2,270,441
United Natural Foods                          55,646(b)          1,701,098
Total                                                           25,084,334

Furniture & appliances (1.4%)
Aaron Rents                                   63,101             1,801,534
Bassett Furniture Inds                        33,719               463,299
Briggs & Stratton                             62,844             3,460,819
Ethan Allen Interiors                        107,847             3,832,883
Fedders                                       86,125               305,744
La-Z-Boy                                     162,665             3,474,524
Natl Presto Inds                              19,809               680,835
Salton                                        32,512(b)            331,622
Thomas Inds                                   49,900             1,327,340
Total                                                           15,678,600

Health care products (7.5%)
Advanced Medical Optics                       84,295(b)          1,407,727
Alpharma Cl A                                149,722             2,971,982
American Medical
  Systems Holdings                            95,130(b)          1,709,486
ArthoCare                                     61,051(b)          1,022,604
Biosite                                       43,575(b)          1,879,826
Cephalon                                     161,286(b)          8,061,073
CIMA Labs                                     41,610(b)          1,198,368
Coherent                                      85,187(b)          2,085,378
Conmed                                        84,116(b)          1,730,266
Cooper Companies                              90,430             3,169,572
Datascope                                     42,911             1,372,294
Diagnostic Products                           83,249             3,188,437
Enzo Biochem                                  86,868(b)          1,800,774
Haemonetics                                   69,962(b)          1,458,008
Hologic                                       57,231(b)            796,656
ICU Medical                                   40,085(b)          1,006,935
IDEXX Laboratories                            99,258(b)          4,016,970
INAMED                                        64,917(b)          4,310,488
Integra Lifesciences Holdings                 75,730(b)          1,894,007
Invacare                                      89,590             3,144,609
Medicis Pharmaceutical Cl A                   78,937             4,609,920
Mentor                                       134,730             2,749,839
MGI Pharma                                    73,766(b)          2,831,139
Noven Pharmaceuticals                         65,366(b)            724,909
Osteotech                                     49,540(b)            668,790
PolyMedica                                    35,946             1,385,359
Possis Medical                                50,955(b)            866,745
Regeneron Pharmaceuticals                    136,304(b)          2,099,082
ResMed                                        96,567(b)          3,833,710

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Health care products (cont.)
Respironics                                   98,006(b)         $3,918,280
Savient Pharmaceuticals                      171,777(b)            819,376
Sola Intl                                     71,467(b)          1,212,795
Syborn Dental Specialists                    110,875(b)          2,738,613
Techne                                       118,449(b)          3,829,456
Theragenics                                   86,962(b)            385,242
Viasys Healthcare                             85,273(b)          1,931,433
Vital Signs                                   37,767             1,076,360
Total                                                           83,906,508

Health care services (5.0%)
Accredo Health                               138,815(b)          3,398,191
American Healthways                           45,070(b)          1,563,478
AmSurg                                        57,350(b)          1,739,426
Angelica                                      25,599               487,661
ArQule                                        68,024(b)            284,340
Centene                                       47,730(b)          1,396,103
Cerner                                       103,401(b)          3,272,642
Cross Country Healthcare                      93,795(b)          1,405,987
CryoLife                                      57,146(b)            434,881
Curative Health Services                      35,871(b)            608,013
IMPATH                                        47,803(b)            863,322
Mid Atlantic Medical Services                135,576(b)          7,372,623
Odyssey Healthcare                            68,905(b)          2,894,010
Orthodontic Centers of America               145,998(b)          1,151,924
Owens & Minor                                 97,673             2,441,825
PAREXEL Intl                                  74,532(b)          1,090,403
Pediatrix Medical Group                       68,511(b)          2,790,453
Pharmaceutical Product
  Development                                161,931(b)          4,056,372
Priority Healthcare Cl B                     126,631(b)          2,612,398
Province Healthcare                          141,606(b)          1,897,520
RehabCare Group                               46,211(b)            739,376
Renal Care Group                             140,240(b)          5,016,385
Sierra Health Services                        79,785(b)          2,099,941
Sunrise Senior Living                         64,633(b)          1,609,362
SurModics                                     50,491(b)          1,895,432
US Oncology                                  262,968(b)          2,109,003
Total                                                           55,231,071

Home building (1.1%)
Champion Enterprises                         165,009(b)          1,070,908
Fleetwood Enterprises                        104,435(b)            937,826
Monaco Coach                                  84,324(b)          1,178,850
NVR                                           20,889(b)          8,543,601
Skyline                                       24,388               726,031
Total                                                           12,457,216

Household products (0.9%)
Action Performance Companies                  51,887             1,124,391
Applica                                       68,304               560,776
Enesco Group                                  40,582(b)            308,423
JAKKS Pacific                                 71,456(b)            816,028
Libbey                                        38,383             1,067,047
Nature's Sunshine Products                    40,456               323,648
Nautilus Group                                94,615             1,126,865
Scotts Cl A                                   91,378(b)          4,843,034
Total                                                           10,170,212

Industrial services (0.6%)
ABM Inds                                     143,024             2,319,849
Applied Industrial Technologies               55,096             1,231,396
G & K Services Cl A                           60,251             1,884,049
Watsco                                        75,344             1,313,246
Total                                                            6,748,540

Industrial transportation (2.4%)
Arkansas Best                                 72,190             1,997,497
Forward Air                                   61,739(b)          1,826,857
Heartland Express                            145,300(b)          3,690,620
Kansas City Southern                         179,156(b)          2,176,745
Kirby                                         70,021(b)          1,911,573
Knight Transportation                        108,480(b)          2,874,720
Landstar System                               46,304(b)          2,970,865
Roadway                                       57,669             2,749,658
USF                                           78,506             2,472,939
Wabash Natl                                   74,583(b)          1,308,932
Yellow Corp                                   86,312(b)          2,352,865
Total                                                           26,333,271

Insurance (2.4%)
AMERIGROUP                                    60,040(b)          2,474,849
Fremont General                              220,100             2,878,908
Hilb, Rogal & Hamilton                        98,625             3,320,704
Hooper Holmes                                188,026             1,316,182
Insurance Auto Auctions                       33,572(b)            420,657
LandAmerica Financial Group                   53,880             2,483,329
Philadelphia Consolidated Holding             63,558(b)          2,563,930
Presidential Life                             85,257             1,361,554
RLI                                           72,997             2,362,183
SCPIE Holdings                                28,580               250,647
Selective Insurance Group                     78,157             1,989,877
Stewart Information Services                  51,642(b)          1,497,102
UICI                                         135,485(b)          1,894,080
Zenith Natl Insurance                         54,567             1,476,037
Total                                                           26,290,039

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Leisure time & entertainment (1.7%)
Arctic Cat                                    64,139            $1,377,064
Argosy Gaming                                 84,564(b)          1,961,885
Bally Total Fitness Holdings                  93,760(b)            901,971
Coachmen Inds                                 45,031               621,428
Concord Camera                                81,200(b)            738,920
Huffy                                         42,764(b)            306,618
K2                                            77,929(b)          1,285,829
Polaris Inds                                  63,318             5,002,121
Shuffle Master                                47,925(b)          1,402,765
Thor Inds                                     83,064             3,653,155
WMS Inds                                      86,910(b)          1,545,260
Total                                                           18,797,016

Lodging & gaming (0.4%)
Aztar                                        101,953(b)          1,924,873
Marcus                                        85,627             1,284,405
Pinnacle Entertainment                        75,368(b)            584,102
Prime Hospitality                            129,992(b)            972,340
Total                                                            4,765,720

Machinery (3.8%)
Albany Intl Cl A                              94,490             2,699,579
Astec Inds                                    57,193(b)            693,751
Clarcor                                       72,434             2,914,020
FEI                                           95,500(b)          2,120,100
FLIR Systems                                 100,860(b)          2,733,306
Gardner Denver                                46,640(b)          1,032,610
IDEX                                          94,444             3,494,428
JLG Inds                                     124,990             1,123,660
Kaydon                                        87,655             2,071,288
Keithley Instruments                          44,995               742,418
Kroll                                        116,481(b)          2,658,096
Lawson Products                               27,581               760,132
Lindsay Mfg                                   34,101               785,346
Lydall                                        46,731(b)            551,426
Manitowoc                                     76,769             1,750,333
Milacron                                      98,307               393,228
Oshkosh Truck                                 49,600             3,299,392
Regal Beloit                                  72,736             1,476,541
Robbins & Myers                               41,734               899,785
Roper Inds                                    94,879             3,785,672
Timken                                       248,401             3,800,535
Toro                                          71,104             2,842,738
Total                                                           42,628,384

Media (0.8%)
4 Kids Entertainment                          38,177(b)            666,952
Advanced Marketing Services                   55,376               631,286
ADVO                                          57,886(b)          2,688,806
Consolidated Graphics                         38,742(b)            929,808
Harland (John H)                              80,770             2,132,328
Information Holdings                          62,375(b)          1,022,326
Thomas Nelson                                 41,762(b)            541,653
Total                                                            8,613,159

Metals (1.5%)
Castle (AM)                                   45,923(b)            225,023
Century Aluminum                              61,234               549,881
Cleveland-Cliffs                              30,003(b)            591,059
Commercial Metals                             81,724             1,471,032
Commonwealth Inds                             46,532               223,354
IMCO Recycling                                44,462(b)            321,016
Material Sciences                             41,107               387,639
Maverick Tube                                121,750(b)          2,008,875
Mueller Inds                                  99,582(b)          2,862,983
Quanex                                        46,584             1,476,713
Reliance Steel & Aluminum                     92,311             2,067,766
RTI Intl Metals                               60,553(b)            610,980
Ryerson Tull                                  72,123               675,071
Shaw Group                                   109,693(b)            933,487
Steel Dynamics                               138,428(b)          2,090,263
Steel Technologies                            28,383               305,401
Wolverine Tube                                35,691(b)            180,596
Total                                                           16,981,139

Miscellaneous (0.4%)
American States Water                         44,150             1,178,364
Cross (AT) Cl A                               44,150(b)            230,905
SCP Pool                                      68,379(b)          2,650,369
Total                                                            4,059,638

Multi-industry (5.1%)
Acuity Brands                                120,643             2,189,670
Administaff                                   77,210(b)            981,339
Anixter Intl                                 106,756(b)          2,381,726
Arbitron                                      86,491(b)          3,217,465
Baldor Electric                               95,014             1,971,541
Brady Cl A                                    67,357             2,317,754
CDI                                           56,322(b)          1,542,660
Coinstar                                      63,040(b)            878,147
CUNO                                          48,511(b)          1,880,286
Global Imaging Systems                        61,730(b)          1,573,498
Harman Intl Inds                              93,564             7,821,951
Imagistics Intl                               49,854(b)          1,430,810

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Multi-industry (cont.)
ITT Educational Services                     130,112(b)         $5,104,294
Labor Ready                                  116,295(b)            995,485
Meade Instruments                             57,561(b)            161,171
Mobile Mini                                   41,552(b)            757,077
NCO Group                                     75,300(b)          1,451,784
New England Business Service                  37,742             1,107,728
On Assignment                                 73,726(b)            399,595
Pre-Paid Legal Services                       51,850(b)          1,197,735
SOURCECORP                                    47,480(b)          1,134,772
Spherion                                     172,311(b)          1,316,456
Standex Intl                                  34,885               782,122
StarTek                                       41,298(b)          1,238,940
Stewart & Stevenson Services                  82,850             1,333,885
Triarc Companies                              60,875(b)          1,821,380
Valmont Inds                                  69,341             1,460,321
Woodward Governor                             32,651             1,384,402
Zebra Technologies Cl A                       91,042(b)          7,063,039
Total                                                           56,897,033

Paper & packaging (0.9%)
AptarGroup                                   104,459             3,891,098
Buckeye Technologies                         107,454(b)            859,632
Caraustar Inds                                81,116(b)            726,799
Chesapeake                                    44,490             1,042,846
Deltic Timber                                 34,591             1,131,126
Pope & Talbot                                 45,453               565,435
Rock-Tenn Cl A                               100,290             1,574,553
Total                                                            9,791,489

Real estate investment trust (1.8%)
Capital Automotive                            90,970             2,795,508
Colonial Properties Trust                     74,755             2,640,347
Essex Property Trust                          61,070             3,700,842
Gables Residential Trust                      71,430             2,267,903
Glenborough Realty Trust                      80,760             1,627,314
Kilroy Realty                                 79,867             2,297,774
Shurgard Storage Centers Cl A                119,122             4,187,137
Total                                                           19,516,825

Restaurants (2.6%)
AFC Enterprises                               82,540(b)          1,280,195
CEC Entertainment                             78,646(b)          2,764,407
IHOP                                          62,315             2,087,553
Jack in the Box                              104,646(b)          2,228,960
Landry's Restaurants                          79,999             1,640,779
Lone Star Steakhouse & Saloon                 60,235             1,296,860
O`Charley's                                   58,725(b)          1,115,188
P.F. Chang's China Bistro                     73,480(b)          3,554,962
Panera Bread Cl A                             86,088(b)          3,561,461
Papa John's Intl                              52,015(b)          1,370,595
RARE Hospitality Intl                         64,595(b)          2,255,076
Ryan's Family Steak Houses                   122,432(b)          1,652,832
Sonic                                        112,448(b)          2,748,229
Steak n Shake                                 78,548(b)          1,179,005
Total                                                           28,736,102

Retail -- general (7.8%)
AnnTaylor Stores                             129,556(b)          3,659,957
Brown Shoe                                    51,634             1,540,242
Casey's General Stores                       144,283             2,210,416
Cash America Intl                             70,433             1,207,222
Cato Cl A                                     73,921             1,774,843
Checkpoint Systems                            95,095(b)          1,477,776
Children's Place Retail Stores                77,320(b)          1,657,741
Christopher & Banks                           72,095(b)          2,851,357
Cost Plus                                     62,081(b)          2,313,759
CPI                                           23,552               402,268
Department 56                                 38,010(b)            528,339
Dress Barn                                    84,768(b)          1,108,765
Duane Reade                                   69,860(b)          1,170,155
Electronics Boutique Holdings                 72,240(b)          1,934,587
Footstar                                      58,592(b)            663,847
Fossil                                       135,100(b)          3,434,242
Fred's                                       112,155             3,283,898
Goody's Family Clothing                       94,636               782,640
Group 1 Automotive                            65,244(b)          2,459,699
Gymboree                                      85,173(b)          1,267,374
Hancock Fabrics                               53,738               967,284
Haverty Furniture Companies                   63,470             1,050,429
Hot Topic                                     91,594(b)          2,647,067
J. Jill Group                                 56,895(b)            799,944
Jo-Ann Stores Cl A                            57,661(b)          1,559,730
Linens `N Things                             128,182(b)          3,428,869
Men's Wearhouse                              114,929(b)          2,908,853
Movie Gallery                                 93,660(b)          1,873,200
NBTY                                         193,107(b)          4,760,087
Pacific Sunwear of California                145,871(b)          4,427,184
Pep Boys - Manny, Moe & Jack                 156,488             2,427,129
Phillips-Van Heusen                           88,137             1,267,410
Regis                                        125,978             3,878,862
Russ Berrie                                   59,726             2,093,396
School Specialty                              53,554(b)          1,485,052
ShopKo Stores                                 84,545(b)          1,149,812
Stein Mart                                   120,810(b)            706,739
Sturm, Ruger & Co                             78,214               840,801
Too                                           99,709(b)          1,834,646

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Issuer                                        Shares               Value(a)

Retail -- general (cont.)
Tractor Supply                                53,875(b)         $2,984,136
Ultimate Electronics                          42,383(b)            455,617
United Stationers                             95,656(b)          3,665,538
Wet Seal Cl A                                 85,950(b)            969,516
Zale                                          79,634(b)          3,786,597
Total                                                           87,697,025

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                 111,923(b)            977,088

Telecom equipment & services (0.7%)
Boston Communications Group                   52,493(b)            619,942
C-COR.net                                    105,811(b)            612,646
Captaris                                      88,031(b)            392,618
Catapult Communications                       37,405(b)            456,341
Concerto Software                             33,366(b)            293,621
Digi Intl                                     58,520(b)            348,779
Harmonic                                     175,716(b)            695,835
Metro One Telecommunications                  71,776(b)            291,411
Network Equipment Technologies                65,777(b)            559,105
SymmetriCom                                  122,534(b)            623,698
Tollgrade Communications                      39,398(b)            546,056
ViaSat                                        75,922(b)          1,081,129
Volt Information Sciences                     44,224(b)            826,989
Total                                                            7,348,170

Textiles & apparel (2.0%)
Ashworth                                      37,640(b)            266,491
Burlington Coat
  Factory Warehouse                          129,440             2,385,579
Genesco                                       63,193(b)          1,195,612
Haggar                                        18,656               255,587
K-Swiss Cl A                                  51,122             1,925,715
Kellwood                                      76,374             2,508,885
Nautica Enterprises                           97,626(b)          1,644,022
Oshkosh B'Gosh Cl A                           34,496               883,098
Oxford Inds                                   22,984             1,093,119
Quiksilver                                   157,684(b)          2,724,779
Russell                                       93,949             1,870,525
Stride Rite                                  114,395             1,146,238
Urban Outfitters                              56,605(b)          2,249,483
Wolverine World Wide                         115,927             2,214,206
Total                                                           22,363,339

Utilities -- electric (1.1%)
Avista                                       140,088             2,066,298
Central Vermont Public Service                34,407               743,879
CH Energy Group                               46,010             1,994,534
Cleco                                        137,350             2,197,600
El Paso Electric                             142,689(b)          1,650,912
Green Mountain Power                          14,429               313,975
UIL Holdings                                  42,019             1,530,752
Unisource Energy                              97,605             1,781,291
Total                                                           12,279,241

Utilities -- natural gas (2.6%)
Atmos Energy                                 144,390             3,518,784
Cascade Natural Gas                           32,199               623,051
Energen                                      101,522             3,522,813
Laclede Group                                 55,345             1,510,919
New Jersey Resources                          78,841             2,749,974
Northwest Natural Gas                         74,574             2,123,122
Piedmont Natural Gas                          96,799             3,700,626
Southern Union                               207,872(b)          3,203,302
Southwest Gas                                 97,798             2,076,252
Southwestern Energy                          103,261(b)          1,569,567
UGI                                          122,300             3,861,010
Total                                                           28,459,420

Utilities -- telephone (0.1%)
General Communication Cl A                   162,492(b)          1,405,556

Total common stocks
(Cost: $1,070,258,061)                                      $1,102,009,538

Other (--%)(b)
Issuer                                        Shares               Value(a)

Fedders
   Rights                                      8,612                  $258
Orbital Sciences
   Warrants                                    5,207                20,932
Timco Aviation Services
   Warrants                                   10,187                     1

Total other
(Cost: $--)                                                        $21,191

See accompanying notes to investments in securities.


--------------------------------------------------------------------------------
15   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Bond (--%)
Issuer                   Coupon              Principal             Value(a)
                          rate                amount

Timco Aviation Services
  Pay-in-kind
   01-01-07               8.00%               $9,822(d)               $688

Total bond
(Cost: $--)                                                           $688

Short-term securities (3.3%)
Issuer                 Annualized             Amount               Value(a)
                      yield on date         payable at
                       of purchase           maturity

U.S. government agency (2.0%)
Federal Natl Mtge Assn Disc Nts
   08-04-03               0.91%           $4,200,000            $4,199,575
   09-24-03               0.98            13,100,000            13,081,539
   09-30-03               1.04             5,000,000             4,991,500
Total                                                           22,272,614

Commercial paper (1.3%)
ANZ (Delaware)
   10-03-03               1.03             5,600,000             5,589,646
Fairway Finance
   08-22-03               1.04             5,000,000(e)          4,996,822
Preferred Receivables Funding
   08-26-03               1.05             3,500,000(e)          3,497,346
Total                                                           14,083,814

Total short-term securities
(Cost: $36,356,079)                                            $36,356,428

Total investments in securities
(Cost: $1,106,614,140)(f)                                    1,138,387,845

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 6 to the financial statements):

     Type of security                                            Contracts
     Purchase contracts
     Russell 2000 Index, Sept. 2003                                     39

(d) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At July 31, 2003, the cost of securities for federal income tax purposes was approximately $1,106,614,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 230,303,000
     Unrealized depreciation                                  (198,529,000)
                                                              ------------
     Net unrealized appreciation                             $  31,774,000
                                                             -------------

--------------------------------------------------------------------------------
16   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Small Company Index Fund

July 31, 2003 (Unaudited)
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,106,614,140)                                                                  $1,138,387,845
Cash in bank on demand deposit                                                                              509,701
Capital shares receivable                                                                                   105,071
Dividends and accrued interest receivable                                                                   512,715
Receivable for investment securities sold                                                                   724,112
U.S. government securities held as collateral (Note 5)                                                    1,569,185
                                                                                                          ---------
Total assets                                                                                          1,141,808,629
                                                                                                      -------------
Liabilities
Capital shares payable                                                                                      162,075
Payable upon return of securities loaned (Note 5)                                                        29,460,265
Accrued investment management services fee                                                                   11,012
Accrued distribution fee                                                                                     15,964
Accrued service fee                                                                                              31
Accrued transfer agency fee                                                                                   6,199
Accrued administrative services fee                                                                           1,977
Other accrued expenses                                                                                      139,209
                                                                                                            -------
Total liabilities                                                                                        29,796,732
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                   $1,112,011,897
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,805,412
Additional paid-in capital                                                                            1,111,122,374
Excess of distributions over net investment income                                                       (1,459,215)
Accumulated net realized gain (loss) (Note 8)                                                           (31,712,048)
Unrealized appreciation (depreciation) on investments (Note 6)                                           32,255,374
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $1,112,011,897
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $  688,137,653
                                                            Class B                                  $  412,353,215
                                                            Class Y                                  $   11,521,029
Net asset value per share of outstanding capital stock:     Class A shares          109,172,382      $         6.30
                                                            Class B shares           69,560,650      $         5.93
                                                            Class Y shares            1,808,203      $         6.37
                                                                                      ---------      --------------
* Including securities on loan, at value (Note 5)                                                    $   27,954,552
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Statement of operations
AXP Small Company Index Fund

Six months ended July 31, 2003 (Unaudited)
Investment income
Income:
Dividends                                                                       $  4,689,139
Interest                                                                              87,362
Fee income from securities lending (Note 5)                                           93,028
   Less foreign taxes withheld                                                        (2,622)
                                                                                      ------
Total income                                                                       4,866,907
                                                                                   ---------
Expenses (Note 2):
Investment management services fee                                                 1,783,749
Distribution fee
   Class A                                                                           746,747
   Class B                                                                         1,871,288
Transfer agency fee                                                                1,181,974
Incremental transfer agency fee
   Class A                                                                            78,409
   Class B                                                                            83,751
Service fee -- Class Y                                                                 5,125
Administrative services fees and expenses                                            351,863
Compensation of board members                                                          5,433
Custodian fees                                                                        85,941
Printing and postage                                                                 161,048
Registration fees                                                                     49,439
Licensing fees                                                                        16,778
Audit fees                                                                            11,500
Other                                                                                 16,917
                                                                                      ------
Total expenses                                                                     6,449,962
   Earnings credits on cash balances (Note 2)                                         (5,575)
                                                                                      ------
Total net expenses                                                                 6,444,387
                                                                                   ---------
Investment income (loss) -- net                                                   (1,577,480)
                                                                                  ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                 (3,085,685)
   Futures contracts                                                               3,184,060
                                                                                   ---------
Net realized gain (loss) on investments                                               98,375
Net change in unrealized appreciation (depreciation) on investments              206,698,703
                                                                                 -----------
Net gain (loss) on investments                                                   206,797,078
                                                                                 -----------
Net increase (decrease) in net assets resulting from operations                 $205,219,598
                                                                                ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Statements of changes in net assets
AXP Small Company Index Fund
                                                                             July 31, 2003             Jan. 31, 2003
                                                                           Six months ended             Year ended
                                                                              (Unaudited)
Operations
Investment income (loss) -- net                                           $   (1,577,480)            $   (4,723,271)
Net realized gain (loss) on investments                                           98,375                (16,796,059)
Net change in unrealized appreciation (depreciation) on investments          206,698,703               (222,584,911)
                                                                             -----------               ------------
Net increase (decrease) in net assets resulting from operations              205,219,598               (244,104,241)
                                                                             -----------               ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                    53,931,300                186,342,330
   Class B shares                                                             22,707,715                110,611,094
   Class Y shares                                                              2,975,684                  8,727,339
Payments for redemptions
   Class A shares                                                            (74,179,608)              (164,212,041)
   Class B shares (Note 2)                                                   (57,939,532)               (98,154,046)
   Class Y shares                                                             (3,416,322)                (4,660,274)
                                                                              ----------                 ----------
Increase (decrease) in net assets from capital share transactions            (55,920,763)                38,654,402
                                                                             -----------                 ----------
Total increase (decrease) in net assets                                      149,298,835               (205,449,839)
Net assets at beginning of period                                            962,713,062              1,168,162,901
                                                                             -----------              -------------
Net assets at end of period                                               $1,112,011,897             $  962,713,062
                                                                          ==============             ==============
Undistributed (excess of distributions over) net investment income        $   (1,459,215)            $      118,265
                                                                          --------------             --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Notes to Financial Statements

AXP Small Company Index Fund

(Unaudited as to July 31, 2003)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Market Advantage Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Market Advantage Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in common stocks of small capitalization companies that are expected to provide investment results that correspond to the performance of the S&P SmallCap 600 Index.

The Fund offers Class A, Class B and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
20   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
21   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Dividends to shareholders

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.38% to 0.34% annually. Prior to Dec. 1, 2002, the maximum adjustment was 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference was less than 1%, the adjustment was zero. On Nov. 13, 2002, shareholders approved elimination of the performance incentive adjustment. For a period of six months beginning Dec. 1, 2002, the fee will be calculated based on the lesser of the amount due under the previous agreement with a performance incentive adjustment or the amount due under the current agreement with no performance incentive adjustment. The adjustment decreased the fee by $7,541 for the six months ended July 31, 2003.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.10% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.50

o   Class B $20.50

o   Class Y $17.50

In addition, there is an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year.

--------------------------------------------------------------------------------
22   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at an annual rate per shareholder account of $19 for Class A, $20 for Class B and $17 for Class Y.

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $692,605 for Class A and $173,063 for Class B for the six months ended July 31, 2003.

During the six months ended July 31, 2003, the Fund's custodian and transfer agency fees were reduced by $5,575 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $53,255,073 and $105,051,719, respectively, for the six months ended July 31, 2003. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                             Six months ended July 31, 2003

                                           Class A       Class B      Class Y
Sold                                      9,618,076     4,426,950     522,221
Issued for reinvested distributions              --            --          --
Redeemed                                (13,736,425)  (11,170,453)   (594,873)
                                        -----------   -----------    --------
Net increase (decrease)                  (4,118,349)   (6,743,503)    (72,652)
                                         ----------    ----------     -------

                                                Year ended Jan. 31, 2003

                                           Class A       Class B     Class Y
Sold                                     30,948,409    19,220,557   1,410,614
Issued for reinvested distributions              --            --          --
Redeemed                                (28,638,795)  (18,210,770)   (796,433)
                                        -----------   -----------    --------
Net increase (decrease)                   2,309,614     1,009,787     614,181
                                          ---------     ---------     -------

--------------------------------------------------------------------------------
23   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

As of July 31, 2003, securities valued at $27,954,552 were on loan to brokers. For collateral, the Fund received $27,891,080 in cash and U.S. government securities valued at $1,569,185. Income from securities lending amounted to $93,028 for the six months ended July 31, 2003. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return securities when due.

6. STOCK INDEX FUTURES CONTRACTS

As of July 31, 2003, investments in securities included securities valued at $1,501,125 that were pledged as collateral to cover initial margin deposits on 39 open purchase contracts. The notional market value of the open purchase contracts as of July 31, 2003 was $9,283,950 with a net unrealized gain of $481,669.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Fund Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the six months ended July 31, 2003.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $19,834,392 as of Jan. 31, 2003, that will expire in 2010 through 2012 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
24   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                               2003(f)       2003      2002       2001    2000
Net asset value, beginning of period                                       $5.14       $ 6.35     $6.50      $6.30   $6.11
Income from investment operations:
Net investment income (loss)                                                  --           --      (.01)        --    (.01)
Net gains (losses) (both realized and unrealized)                           1.16        (1.21)      .13       1.07     .58
Total from investment operations                                            1.16        (1.21)      .12       1.07     .57
Less distributions:
Distributions from realized gains                                             --           --      (.27)      (.87)   (.38)
Net asset value, end of period                                             $6.30       $ 5.14     $6.35      $6.50   $6.30

Ratios/supplemental data
Net assets, end of period (in millions)                                     $688         $583      $705       $668    $608
Ratio of expenses to average daily net assets(b)                           1.02%(d)      .98%      .96%       .87%    .97%
Ratio of net investment income (loss) to average daily net assets          (.03%)(d)    (.13%)    (.12%)     (.08%)  (.11%)
Portfolio turnover rate (excluding short-term securities)                     5%          16%       20%        44%     30%
Total return(c)                                                           22.57%(e)   (19.06%)    1.98%     18.79%   9.41%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
25   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(f)      2003      2002       2001    2000
Net asset value, beginning of period                                       $4.85       $ 6.04     $6.25      $6.13   $6.00
Income from investment operations:
Net investment income (loss)                                                (.02)        (.04)     (.05)      (.05)   (.05)
Net gains (losses) (both realized and unrealized)                           1.10        (1.15)      .11       1.04     .56
Total from investment operations                                            1.08        (1.19)      .06        .99     .51
Less distributions:
Distributions from realized gains                                             --           --      (.27)      (.87)   (.38)
Net asset value, end of period                                             $5.93       $ 4.85     $6.04      $6.25   $6.13

Ratios/supplemental data
Net assets, end of period (in millions)                                     $412         $370      $455       $436    $392
Ratio of expenses to average daily net assets(b)                           1.79%(d)     1.75%     1.72%      1.63%   1.73%
Ratio of net investment income (loss) to average daily net assets          (.80%)(d)    (.90%)    (.88%)     (.84%)  (.87%)
Portfolio turnover rate (excluding short-term securities)                     5%          16%       20%        44%     30%
Total return(c)                                                           22.27%(e)   (19.70%)    1.09%     18.01%   8.55%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
26   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                                2003(f)      2003      2002       2001    2000
Net asset value, beginning of period                                       $5.19       $ 6.40     $6.54      $6.32   $6.12
Income from investment operations:
Net investment income (loss)                                                  --           --        --        .01      --
Net gains (losses) (both realized and unrealized)                           1.18        (1.21)      .13       1.08     .58
Total from investment operations                                            1.18        (1.21)      .13       1.09     .58
Less distributions:
Distributions from realized gains                                             --           --      (.27)      (.87)   (.38)
Net asset value, end of period                                             $6.37       $ 5.19     $6.40      $6.54   $6.32

Ratios/supplemental data
Net assets, end of period (in millions)                                      $12          $10        $8         $8      $3
Ratio of expenses to average daily net assets(b)                            .85%(d)      .82%      .79%       .71%    .81%
Ratio of net investment income (loss) to average daily net assets           .15%(d)      .04%      .05%       .09%    .03%
Portfolio turnover rate (excluding short-term securities)                     5%          16%       20%        44%     30%
Total return(c)                                                           22.74%(e)   (18.91%)    2.12%     19.04%   9.54%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

(d)  Adjusted to an annual basis.

(e)  Not annualized.

(f)  Six months ended July 31, 2003 (Unaudited).

--------------------------------------------------------------------------------
27   --   AXP SMALL COMPANY INDEX FUND   --   2003 SEMIANNUAL REPORT

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities can be found in the Fund's next published Statement of Additional Information (SAI) which will be available (i) without charge, upon request, by calling toll-free (800) 862-7919; (ii) on the American Express Company Web site at americanexpress.com/funds; and (iii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

--------------------------------------------------------------------------------
(logo)
AMERICAN
   EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. Code of Ethics. Not applicable pursuant to SEC Release No. IC-25914 (January 27, 2003).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone, Anne P. Jones, and Alan G. Quasha, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services. Not applicable pursuant to SEC Release No. IC-25915 (January 28, 2003).

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.    [Reserved]

Item 9.    Controls and Procedures.

           (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

           (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.   Exhibits.

           (a) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

           (b) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Market Advantage Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 1, 2003


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 1, 2003